UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — 67.1%
Argentina — 2.4%
Republic of Argentina (NR/NR)
EUR	6,136,656	7.820	%(a)	12/31/33	$4,745,566
	26,078,341	0.000	(a)	12/15/35	3,307,687
	$3,400,000	0.000	(a)	12/15/35	419,900
	3,640,000	7.000		10/03/15	3,331,004
EUR	5,429,578	7.820		12/31/33	4,269,044
	1,320,000	2.260	(b)	12/31/38	465,542

					16,538,743

Belarus — 0.9%
Republic of Belarus (B-/B3)
	$5,899,000	8.750		08/03/15	5,117,382
	1,250,000	8.950		01/26/18	1,075,000

					6,192,382

Belize(b) — 0.1%
Government of Belize (B-/B3)
	1,330,000	6.000		02/20/29	798,000

Brazil — 3.1%
Federal Republic of Brazil (NR/Baa2)
	10,117,000	4.875		01/22/21	11,305,747
Federal Republic of Brazil (BBB/Baa2)
	1,000,000	8.875		10/14/19	1,395,000
	2,210,000	8.250		01/20/34	3,331,575
	540,000	7.125		01/20/37	747,900
	3,860,000	5.625		01/07/41	4,487,250

					21,267,472

Chile — 0.7%
Republic of Chile (A+/Aa3)
	1,750,000	3.875		08/05/20	1,905,300
	2,870,000	3.250		09/14/21	2,960,526

					4,865,826

Colombia — 6.9%
Republic of Colombia (BBB-/Baa3)
	3,540,000	8.250		12/22/14	4,159,500
	3,368,000	7.375		01/27/17	4,108,960
	9,020,000	7.375		03/18/19	11,387,750
	2,850,000	4.375		07/12/21	3,049,500
	9,970,000	7.375		09/18/37	13,958,000
	8,020,000	6.125		01/18/41	9,864,600

					46,528,310

Costa Rica — 0.0%
Republic of Costa Rica (BB+/Baa3)
	169,000	9.995		08/01/20	229,840

Croatia — 0.9%
Republic of Croatia (BBB-/Baa3)
	660,000	6.625		07/14/20	615,450
	5,650,000	6.375	(c)	03/24/21	5,169,750

					5,785,200

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Dominican Republic — 1.9%
Dominican Republic (B+/B1)
	$5,246,289	9.040%		01/23/18	$5,718,455
	3,320,000	7.500	(c)	05/06/21	3,253,600
	3,034,000	7.500		05/06/21	2,973,320
	1,060,000	8.625		04/20/27	1,081,200

					13,026,575

El Salvador — 0.5%
Republic of El Salvador (BB-/Ba2)
	2,582,000	8.250		04/10/32	2,801,470
	640,000	7.625	(c)	02/01/41	646,400

					3,447,870

Gabon — 0.4%
Republic of Gabon (BB-/NR)
	1,640,000	8.200		12/12/17	1,869,600
	590,000	8.200	(c)	12/12/17	672,600

					2,542,200

Hungary — 2.3%
Hungary Government Bond (BB+/Ba1)
	420,000	4.750		02/03/15	385,350
EUR	1,700,000	3.500		07/18/16	1,768,431
	3,110,000	4.375		07/04/17	3,199,970
	722,000	5.750		06/11/18	773,256
	580,000	6.000		01/11/19	630,559
	237,000	3.875		02/24/20	220,084
	$5,930,000	6.375		03/29/21	5,425,950
	3,560,000	7.625		03/29/41	3,204,000

					15,607,600

Iceland(c) — 1.0%
Republic of Iceland (BBB-/Baa3)
	6,530,000	4.875		06/16/16	6,435,711

Indonesia — 8.4%
Perusahaan Penerbit SBSN (BB+/Baa3)(c)
	1,850,000	4.000		11/21/18	1,850,737
Republic of Indonesia (BB+/Ba1)
	4,650,000	6.750		03/10/14	5,033,625
	3,198,000	7.750	(c)	01/17/38	4,333,290
	11,004,000	7.750		01/17/38	14,910,420
Republic of Indonesia (BB+/Baa3)
	820,000	7.500		01/15/16	953,250
	7,664,000	11.625		03/04/19	11,294,820
	8,929,000	5.875	(c)	03/13/20	10,123,254
	340,000	5.875		03/13/20	385,475
	4,950,000	4.875	(c)	05/05/21	5,296,500
	2,110,000	8.500		10/12/35	3,048,950

					57,230,321

Iraq — 0.8%
Republic of Iraq (NR/NR)
	6,830,000	5.800		01/15/28	5,600,600

Ivory Coast(d) — 1.0%
Republic of Ivory Coast (NR/NR)
	1,000,000	3.750	(c)	12/31/32	497,500
	12,560,000	3.750		12/31/32	6,248,600

					6,746,100

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Sovereign Debt Obligations — (continued)
Mexico — 3.0%
United Mexican States (BBB/Baa1)
$540,000	5.875%		01/15/14	$583,200
250,000	6.625		03/03/15	283,750
1,040,000	5.625		01/15/17	1,193,400
3,100,000	5.950		03/19/19	3,681,250
1,470,000	5.125		01/15/20	1,683,150
580,000	8.300		08/15/31	868,550
3,696,000	6.750		09/27/34	4,832,520
690,000	6.050		01/11/40	843,525
5,840,000	5.750	(e)	10/12/2110	6,190,400
United Mexican States (NR/WR)
1,000	7.500		01/14/12	1,000

				20,160,745

Namibia(c) — 0.2%
Namibia International Bond (NR/Baa3)
1,390,000	5.500		11/03/21	1,414,429

Nigeria — 0.8%
Republic of Nigeria (B+/NR)
3,220,000	6.750		01/28/21	3,348,800
1,800,000	6.750	(c)	01/28/21	1,872,000

				5,220,800

Pakistan — 0.4%
Islamic Republic of Pakistan (B-/B3)
1,070,000	6.875	(c)	06/01/17	770,400
1,320,000	6.875		06/01/17	950,400
1,420,000	7.875		03/31/36	880,400

				2,601,200

Panama — 1.5%
Republic of Panama (BBB-/Baa3)
2,247,000	8.875		09/30/27	3,370,500
3,610,000	9.375		04/01/29	5,739,900
930,000	6.700		01/26/36	1,209,000

				10,319,400

Peru — 1.6%
Republic of Peru (BBB/Baa3)
310,000	7.125		03/30/19	389,825
3,442,000	7.350		07/21/25	4,569,255
3,484,000	8.750		11/21/33	5,313,100
420,000	6.550		03/14/37	533,400

				10,805,580

Philippines — 4.6%
Republic of Philippines (BB/Ba2)
3,169,000	8.375		06/17/19	4,167,235
965,000	7.500		09/25/24	1,230,375
2,850,000	5.500		03/30/26	3,195,562
3,302,000	9.500		02/02/30	5,076,825
1,912,000	7.750		01/14/31	2,566,860
12,576,000	6.375		10/23/34	15,044,040

				31,280,897

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Poland — 1.4%
Republic of Poland (A-/A2)
	$9,300,000	5.000%		03/23/22	$9,342,475

Qatar(c) — 0.8%
State of Qatar (AA/Aa2)
	1,560,000	4.500		01/20/22	1,606,800
	3,290,000	5.750		01/20/42	3,553,200

					5,160,000

Russia — 5.1%
Russian Federation (NR/Baa1)(c)
	800,000	3.625		04/29/15	806,000
Russian Federation (BBB/Baa1)(b)
	27,237,700	7.500		03/31/30	31,629,779
	1,845,350	7.500		03/31/30	2,142,913

					34,578,692

Serbia(b) — 0.3%
Republic of Serbia (BB/NR)
	2,426,667	6.750		11/01/24	2,281,067

South Africa — 2.9%
Republic of South Africa (NR/A3)
ZAR	23,205,000	6.750		03/31/21	2,651,168
Republic of South Africa (A/A3)
	60,600,000	13.500		09/15/15	9,139,799
	36,840,000	7.250		01/15/20	4,382,953
	22,305,000	10.500		12/21/26	3,224,609

					19,398,529

Sri Lanka — 0.3%
Republic of Sri Lanka (B+/NR)
	$540,000	7.400	(c)	01/22/15	565,650
	274,000	7.400		01/22/15	287,015
Republic of Sri Lanka (B+/B1)(c)
	1,170,000	6.250		07/27/21	1,158,469

					2,011,134

Turkey — 3.9%
Republic of Turkey (BB/Ba2)
	2,370,000	7.000		09/26/16	2,604,037
	1,060,000	7.500		07/14/17	1,195,150
	11,635,000	5.625		03/30/21	11,736,806
	1,050,000	5.125		03/25/22	1,002,750
	610,000	7.375		02/05/25	690,063
	590,000	11.875		01/15/30	964,650
	990,000	6.875		03/17/36	1,035,787
	2,310,000	6.750		05/30/40	2,388,078
Turkey Government Bond (NR/NR)(f)
TRY	10,700,000	0.000		07/17/13	4,812,246

					26,429,567

Ukraine — 2.6%
Ukraine Government (B+/B2)
	$1,050,000	6.875		09/23/15	942,375
EUR	1,000,000	4.950		10/13/15	1,061,285
	$5,380,000	6.250	(c)	06/17/16	4,682,384
	7,010,000	6.580		11/21/16	6,133,750

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Ukraine — (continued)
Ukraine Government (B+/B2) — (continued)
	$2,850,000	6.750%		11/14/17	$2,451,000
	970,000	7.750		09/23/20	839,050
	1,840,000	7.950	(c)	02/23/21	1,614,600

					17,724,444

Uruguay — 1.7%
Republic of Uruguay (BBB-/Ba1)
	860,181	8.000		11/18/22	1,176,298
	466,000	6.875		09/28/25	601,140
	680,000	7.875	(g)	01/15/33	948,600
	6,596,000	7.625		03/21/36	9,135,460

					11,861,498

Venezuela — 4.7%
Republic of Venezuela (B+/B2)
	1,170,000	13.625		08/15/18	1,099,800
	510,000	13.625		08/15/18	499,800
	8,750,000	7.750		10/13/19	6,256,250
	6,531,000	6.000		12/09/20	3,983,910
	2,230,000	12.750		08/23/22	2,012,575
	4,030,000	9.000		05/07/23	2,821,000
	8,840,000	8.250		10/13/24	5,746,000
	7,610,000	7.650		04/21/25	4,718,200
	710,000	9.250		05/07/28	491,675
	4,500,000	11.950		08/05/31	3,690,000
	1,170,000	7.000		03/31/38	675,675

					31,994,885

TOTAL SOVEREIGN DEBT OBLIGATIONS					$455,428,092

Foreign Debt Obligations — 1.3%
Supranational — 1.3%
Corporacion Andina de Fomento (A+/A1)
	$8,029,000	3.750%		01/15/16	$8,137,349
	480,000	5.750		01/12/17	522,240

TOTAL FOREIGN DEBT OBLIGATIONS					$8,659,589

Corporate Obligations — 17.2%
Brazil — 1.3%
Banco Votorantim SA (BBB-/Baa1)(c)
BRL	535,241	6.250%		05/16/16	$278,072
CCL Finance Ltd. (BB+/NR)
	$1,408,000	9.500		08/15/14	1,580,534
Companhia Energetica de Sao Paulo (NR/Ba1)
BRL	2,363,354	9.750		01/15/15	1,384,512
Independencia International Ltd. (NR/NR)(c)(d)(h)
	$1,277,436	12.000		12/30/16	—
Vale Overseas Ltd. (A-/Baa2)(h)
	1,100,000	5.625		09/15/19	1,208,568
	4,320,000	4.625		09/15/20	4,468,424

					8,920,110

Canada — 0.5%
PTT Exploration and Production Public Co. Ltd. (BBB+/Baa1)
	3,080,000	5.692	(c)	04/05/21	3,221,372
	200,000	5.692		04/05/21	209,480

					3,430,852

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Chile — 2.3%
AES Gener SA (BBB-/Baa3)(h)
	$1,320,000	5.250	%(c)	08/15/21	$1,333,031
	140,000	5.250		08/15/21	141,382
Banco del Estado de Chile (A+/Aa3)(c)(h)
	4,670,000	4.125		10/07/20	4,774,691
Corporacion Nacional del Cobre (A/A1)
	1,160,000	3.750	(c)	11/04/20	1,174,384
	1,370,000	3.750		11/04/20	1,386,988
	2,783,000	6.150		10/24/36	3,415,854
E-CL SA (BBB-/NR)(c)(h)
	1,870,000	5.625		01/15/21	1,963,659
Empresa Nacional del Petroleo (BBB-/Baa1)(c)(h)
	1,030,000	4.750		12/06/21	1,031,803

					15,221,792

Colombia(h) — 1.1%
Banco de Bogota SA (BBB-/Baa2)(c)
	1,230,000	5.000		01/15/17	1,239,753
Empresa de Energia de Bogota SA (BB+/Baa3)(c)
	4,100,000	6.125		11/10/21	4,118,811
TGI International Ltd. (BB/NR)
	1,440,000	9.500		10/03/17	1,535,585
	760,000	9.500	(c)	10/03/17	809,701

					7,703,850

Hong Kong — 1.2%
Country Garden Holdings Co. Ltd. (BB-/Ba3)(i)
CNY	6,700,000	2.500		02/22/13	1,137,723
ENN Energy Holdings Ltd. (BBB-/Baa3)(h)
	$829,000	6.000		05/13/21	740,705
	1,010,000	6.000	(c)	05/13/21	899,911
Evergrande Real Estate Group Ltd. (BB-/B2)
CNY	14,110,000	7.500		01/19/14	1,764,310
Noble Group, Ltd. (BBB-/Baa3)(h)
	560,000	6.750		01/29/20	478,800
Sinochem Overseas Capital Co. Ltd. (BBB/Baa1)(c)
	1,490,000	6.300		11/12/40	1,387,339
Wharf Finance 2014 Ltd. (NR/NR)
HKD	4,000,000	2.300		06/07/14	482,895
Zijin International Finance Co. Ltd. (NR/A1)
	$1,260,000	4.250		06/30/16	1,240,848

					8,132,531

Ireland — 0.3%
MTS International Funding Ltd. (BB/Ba2)
	660,000	8.625		06/22/20	708,675
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB/Ba3)(c)
	1,850,000	7.748		02/02/21	1,584,063

					2,292,738

Kazakhstan — 1.9%
BTA Bank JSC (NR/Ca)
	2,727,000	10.750		07/01/18	490,860
Kazakhstan Temir Zholy Finance BV (BBB-/Baa3)(c)
	700,000	6.375		10/06/20	726,250
Kazatomprom (NR/Baa3)
	700,000	6.250	(c)	05/20/15	726,250
	450,000	6.250		05/20/15	466,875
KazMunaiGaz Finance Sub BV (BBB-/Baa3)
	2,100,000	11.750	(c)	01/23/15	2,467,500
	2,620,000	11.750		01/23/15	3,078,500
	1,080,000	7.000	(c)	05/05/20	1,142,100

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Kazakhstan — (continued)
KazMunayGas National Co. (BBB-/Baa3)
$400,000	7.000%		05/05/20	$423,000
2,530,000	6.375	(c)	04/09/21	2,567,950
740,000	6.375		04/09/21	751,100
Zhaikmunai LLP (B/B3)(h)
260,000	10.500		10/19/15	244,400

				13,084,785

Luxembourg — 2.8%
Alrosa Finance SA (BB-/Ba3)
1,700,000	7.750	(c)	11/03/20	1,691,500
1,330,000	7.750		11/03/20	1,323,350
Gaz Capital SA for Gazprom (NR/Baa1)
2,030,000	5.999	(c)	01/23/21	2,008,847
Gaz Capital SA for Gazprom (BBB/Baa1)
5,260,000	9.250	(i)	04/23/19	6,246,250
Gazprom International SA for Gazprom (BBB+/NR)
1,237,449	7.201		02/01/20	1,308,603
TNK-BP Finance SA (BBB-/Baa2)
4,480,000	7.875		03/13/18	4,788,000
1,410,000	7.250		02/02/20	1,452,300

				18,818,850

Mexico(h) — 1.9%
GEO Maquinaria (NR/NR)(c)
1,091,750	9.625		05/02/21	1,004,410
Pemex Project Funding Master Trust (BBB/Baa1)
386,000	5.750		03/01/18	424,600
6,420,000	6.625		06/15/35	7,270,650
Petroleos Mexicanos (BBB/Baa1)
512,000	8.000		05/03/19	636,160
3,040,000	5.500		01/21/21	3,290,800

				12,626,620

Netherlands — 0.5%
Arcos Dorados Holdings, Inc. (NR/Ba2)(h)
879,000	7.500		10/01/19	973,658
Myriad International Holding BV (NR/Baa3)
760,000	6.375		07/28/17	809,400
VimpelCom Holdings BV (BB/Ba3)
1,180,000	7.504	(c)	03/01/22	980,875
350,000	7.504		03/01/22	294,000

				3,057,933

Peru(c)(h) — 0.1%
Corp Lindley S.A. (BB+/NR)
880,000	6.750		11/23/21	897,877

Philippines — 0.3%
Development Bank of Philippines (BB/NR)
310,000	5.500		03/25/21	316,200
Energy Development Corp. (NR/NR)
1,820,000	6.500		01/20/21	1,856,400

				2,172,600

Qatar(h) — 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. II (A/Aa3)
2,511,420	5.298		09/30/20	2,693,498
Ras Laffan Liquefied Natural Gas Co. Ltd. III (A/Aa3)
180,000	5.500	(c)	09/30/14	192,600
193,950	5.832		09/30/16	208,496

				3,094,594

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
South Africa(h) — 0.4%
Peermont Proprietary Global Ltd. (B-/B3)
EUR	2,760,000	7.750%	04/30/14	$2,857,812

Turkey(c) — 0.3%
Export Credit Bank of Turkey (BB/Ba1)
	$2,150,000	5.375	11/04/16	2,131,102

Ukraine — 0.1%
Financing of Infrastructural Projects State Enterprise (NR/B2)
	600,000	8.375	11/03/17	491,032

United Arab Emirates — 0.4%
Dolphin Energy Ltd. (NR/A1)(h)
	885,045	5.888 (c)	06/15/19	955,848
	1,154,773	5.888	06/15/19	1,247,155
Dubai Holding Commercial Operations MTN Ltd. (NR/B3)(a)
	510,000	0.804	02/01/12	499,800

				2,702,803

Venezuela(h) — 1.3%
Petroleos de Venezuela SA (B+/NR)
	811,900	5.250	04/12/17	515,556
	7,160,000	8.500 (c)	11/02/17	5,405,800
	1,320,000	8.500	11/02/17	996,600
	3,720,000	5.375	04/12/27	1,813,500
	310,000	5.500	04/12/37	148,025

				8,879,481

TOTAL CORPORATE OBLIGATIONS				$116,517,362

Structured Note(a) — 1.6%
Brazil — 1.6%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
BRL	18,949,243	6.000%	08/15/40	$10,816,328

U.S. Treasury Obligation — 2.9%
United States — 2.9%
United States Treasury Notes (NR/NR)
	$19,900,000	0.250%	11/30/13	$19,902,388

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$611,323,759

Short-term Investment(j) — 8.7%
Repurchase Agreement — 8.7%
Joint Repurchase Agreement Account II
	$59,500,000	0.042%	01/03/12	$59,500,000

TOTAL INVESTMENTS — 98.8%				$670,823,759

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%				7,909,991

NET ASSETS — 100.0%				$678,733,750

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(b) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2011.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $103,038,773, which represents approximately 15.2% of net assets as of December 31, 2011.

(d) Security is currently in default and/or non-income producing.

(e) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f) Issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Pay-in-kind securities.

(h) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(i) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(j) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CNY	— Chinese Yuan
COP	— Colombian Peso
EUR	— Euro
HKD	— Hong Kong Dollar
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
MTN	— Medium Term Note
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Barclays Bank PLC	MXN/USD	01/30/12	$13,770,917	$348,026
	SGD/USD	03/21/12	3,977,173	1,723
	USD/EUR	03/21/12	1,585,340	45,322
	USD/RUB	01/10/12	1,504,947	6,390
	USD/RUB	01/18/12	1,540,832	13,285
	USD/TRY	03/21/12	415,376	7,124
Citibank NA	CNY/USD	05/09/12	11,662,983	713
	RUB/USD	01/18/12	1,540,832	1,832
	USD/EUR	03/21/12	7,332,507	42,317
	USD/INR	01/18/12	4,224,167	276,833
	USD/KRW	01/18/12	2,877,606	50,282
	USD/TRY	03/21/12	4,681,072	131,528
	USD/TWD	01/18/12	3,230,962	17,038
Credit Suisse International (London)	KRW/USD	01/18/12	7,635,669	92,051
HSBC Bank PLC	BRL/USD	01/18/12	631,493	387
	CNY/USD	01/18/12	5,667,218	53,218
	CNY/USD	05/09/12	11,616,554	23,488
	USD/EUR	03/21/12	3,219,898	35,693
JPMorgan Securities, Inc.	USD/EUR	01/20/12	28,893,157	57,505
	USD/EUR	03/21/12	388,564	2,912
	USD/KRW	01/18/12	3,147,467	50,534
	USD/MYR	01/18/12	6,123,304	7,696
	USD/RUB	01/10/12	2,288,441	11,175
Morgan Stanley & Co.	CNY/USD	05/09/12	11,616,554	5,273
	USD/MXN	03/21/12	7,035,450	93,680
	USD/MYR	01/18/12	803,688	8,312
Royal Bank of Canada (UK)	USD/BRL	01/18/12	13,283,857	192,368
UBS AG (London)	USD/RUB	01/10/12	2,318,810	12,372

TOTAL				$1,589,077

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Barclays Bank PLC	CNY/USD	03/01/12	$4,824,057	$(18,943)
	EUR/USD	03/21/12	1,616,425	(12,558)
	MXN/USD	03/21/12	1,664,491	(19,509)
	MYR/USD	01/18/12	7,729,513	(81,357)
	RUB/USD	01/10/12	1,504,947	(7,349)
	RUB/USD	01/18/12	1,502,156	(7,303)
	USD/CNY	03/01/12	3,220,476	(14,476)
	USD/CNY	05/09/12	34,559,279	(161,562)
	USD/MYR	01/18/12	805,548	(7,548)
Citibank NA	INR/USD	01/18/12	4,208,289	(293,254)
	KRW/USD	01/18/12	1,582,402	(14,598)
	MYR/USD	01/18/12	1,603,464	(22,536)
	TWD/USD	01/18/12	3,230,962	(17,323)
	USD/BRL	01/18/12	820,320	(6,320)
	USD/CNY	01/18/12	3,263,363	(34,442)
	USD/CNY	03/01/12	3,219,971	(13,971)
Credit Suisse International (London)	EUR/USD	03/21/12	1,621,606	(9,437)
Deutsche Bank AG (London)	USD/CNY	03/01/12	3,240,754	(9,754)
HSBC Bank PLC	CNY/USD	03/01/12	9,062,330	(31,991)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

HSBC Bank PLC (continued)	MXN/USD	03/21/12	$807,034	$(5,966)
	USD/CNY	03/01/12	3,401,706	(9,706)
	USD/TRY	03/21/12	427,616	(5,116)
	USD/ZAR	03/22/12	574,617	(12,746)
JPMorgan Securities, Inc.	CNY/USD	03/01/12	3,225,676	(12,667)
	RUB/USD	01/10/12	2,288,441	(106,559)
	TRY/USD	03/21/12	807,298	(5,702)
Morgan Stanley & Co.	BRL/USD	01/18/12	1,624,262	(4,738)
	USD/CNY	03/01/12	3,255,600	(12,600)
Royal Bank of Canada (UK)	EUR/USD	01/20/12	1,471,137	(10,861)
State Street Bank	USD/ZAR	02/09/12	19,581,846	(415,386)
UBS AG (London)	RUB/USD	01/10/12	2,318,809	(38,917)
	USD/BRL	01/18/12	820,103	(6,103)

TOTAL				$(1,431,298)

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Ultra Long U.S. Treasury Bonds	(115)	March 2012	$(18,421,563)	$(322,649)
5 Year U.S. Treasury Notes	237	March 2012	29,212,102	106,765
10 Year U.S. Treasury Notes	179	March 2012	23,471,375	216,658
30 Year U.S. Treasury Bonds	149	March 2012	21,577,063	206,147

TOTAL				$206,921

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	MXN	244,110	09/16/13	4.700%	Mexico Interbank TIIE 28 Days	$(118,313)	$—	$(118,313)
		89,920	12/04/13	4.913	Mexico Interbank TIIE 28 Days	(23,733)	(22)	(23,711)
Barclays Bank PLC		48,690	12/06/13	4.960	Mexico Interbank TIIE 28 Days	(9,835)	(45)	(9,790)
Citibank NA		230,710	11/19/13	4.810	Mexico Interbank TIIE 28 Days	(89,369)	—	(89,369)
Deutsche Bank Securities, Inc.		176,730	09/09/13	4.570	Mexico Interbank TIIE 28 Days	(112,491)	—	(112,491)
JPMorgan Securities, Inc.		93,820	12/17/13	5.020	Mexico Interbank TIIE 28 Days	(12,647)	(40)	(12,607)
Morgan Stanley & Co.		127,990	12/26/13	5.130	Mexico Interbank TIIE 28 Days	569	(82)	651

TOTAL						$(365,819)	$(189)	$(365,630)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

NON-DELIVERABLE BOND FORWARD CONTRACTS*

	Notional
	Amount		Referenced	Settlement	Unrealized
Counterparty	(000s)		Obligation	Date	Gain (Loss)

Deutsche Bank Securities, Inc.	COP	5,526,000	Titulos de Tesoreia 10.000% 07/24/24	01/17/12	$5,687
		2,442,000	Titulos de Tesoreia 10.000% 07/24/24	01/19/12	5,499

TOTAL					$11,186

*Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$666,569,645

Gross unrealized gain	23,552,150
Gross unrealized loss	(19,298,036)

Net unrealized security gain	$4,254,114

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 87.0%
Aerospace — 0.5%
Spirit AeroSystems, Inc. (BB-/Ba3)
	$3,000,000	7.500%	10/01/17	$3,247,500
	4,900,000	6.750	12/15/20	5,108,250
TransDigm, Inc. (B-/B3)
	17,750,000	7.750	12/15/18	19,036,875

				27,392,625

Airlines(a) — 0.4%
Air Canada (B+/B1)
	20,125,000	9.250	08/01/15	17,307,500
Delta Air Lines, Inc. (BB-/Ba2)
	5,654,000	9.500	09/15/14	5,809,485

				23,116,985

Automotive — 2.6%
Chrysler Group LLC/CG Co-Issuer, Inc. (B/B2)(a)
	11,000,000	8.000	06/15/19	10,037,500
	19,750,000	8.250	06/15/21	17,923,125
Ford Motor Co. (BB+/Ba2)
	1,750,000	6.625	10/01/28	1,802,500
	26,500,000	7.450	07/16/31	31,535,000
Ford Motor Credit Co. LLC (BB+/Ba1)
	19,750,000	7.000	04/15/15	21,231,250
	8,000,000	12.000	05/15/15	9,760,000
	20,000,000	8.000	12/15/16	22,800,000
	11,125,000	6.625	08/15/17	12,098,438
	5,050,000	5.875	08/02/21	5,239,375
General Motors Liquidation Co. (NR/WR)(b)
	7,125,000	7.125	07/15/13	—
	2,000,000	7.700	04/15/16	—
	1,000,000	8.800	03/01/21	—
	14,500,000	8.375	07/15/33	—

				132,427,188

Automotive Parts — 2.4%
Accuride Corp. (B/B2)
	11,150,000	9.500	08/01/18	10,815,500
Allison Transmission, Inc. (B-/Caa1)(a)
	7,375,000	7.125	05/15/19	7,227,500
American Axle & Manufacturing Holdings, Inc. (BB+/Ba1)(a)
	9,000,000	9.250	01/15/17	9,720,000
American Axle & Manufacturing, Inc. (B/B1)
	7,500,000	7.750	11/15/19	7,350,000
American Tire Distributors Holdings, Inc. (B-/B2)
	6,625,000	9.750	06/01/17	6,823,750
ArvinMeritor, Inc. (CCC+/B3)
	10,750,000	10.625	03/15/18	10,051,250
ATU Auto-Teile-Unger Handels GmbH & Co., KG (B-/B3)
EUR	6,200,000	11.000	05/15/14	6,419,482
Exide Technologies (B/B2)
	$4,000,000	8.625	02/01/18	3,100,000
Mark IV USA Lux SCA/Mark IV USA SCA (BB-/Ba3)
EUR	5,000,000	8.875	12/15/17	6,535,965
Navistar International Corp. (BB-/B1)
	$14,623,000	8.250	11/01/21	15,500,380
Pittsburgh Glass Works LLC (B+/B2)(a)
	3,250,000	8.500	04/15/16	3,152,500
Tenneco, Inc. (BB-/B1)
	8,250,000	7.750	08/15/18	8,724,375
	7,500,000	6.875	12/15/20	7,725,000

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Automotive Parts — (continued)
The Goodyear Tire & Rubber Co. (B+/B1)
	$9,250,000	8.750%	08/15/20	$10,175,000
Tomkins LLC/Tomkins, Inc. (B+/B1)
	9,756,000	9.000	10/01/18	10,780,380
UCI International, Inc. (CCC+/B3)
	2,250,000	8.625	02/15/19	2,182,500

				126,283,582

Banks — 0.4%
Merrill Lynch & Co., Inc. (BBB+/Baa2)
	4,300,000	6.110	01/29/37	3,283,835
	18,042,000	7.750	05/14/38	17,150,316

				20,434,151

Building Materials — 0.4%
Headwaters, Inc. (B+/B2)
	5,650,000	7.625	04/01/19	5,014,375
PLY Gem Industries, Inc. (B-/Caa1)
	7,000,000	8.250	02/15/18	6,098,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (B+/B3)(a)
	5,625,000	8.625	12/01/17	5,751,562
USG Corp. (BB-/B2)(a)
	5,250,000	9.750	08/01/14	5,328,750

				22,193,437

Capital Goods — 1.5%
Altra Holdings, Inc. (BB-/B1)
	5,000,000	8.125	12/01/16	5,300,000
Amsted Industries, Inc. (BB-/B1)(a)
	6,000,000	8.125	03/15/18	6,367,500
Dynacast International LLC/Dynacast Finance, Inc. (B/B2)(a)
	2,750,000	9.250	07/15/19	2,591,875
Mueller Water Products, Inc. (CCC+/Caa2)
	8,450,000	7.375	06/01/17	7,689,500
RBS Global, Inc./Rexnord LLC (B-/Caa1)
	15,750,000	8.500	05/01/18	16,655,625
RBS Global, Inc./Rexnord LLC (CCC+/Caa2)
	17,500,000	11.750	08/01/16	18,375,000
Terex Corp. (B/Caa1)
	7,250,000	8.000	11/15/17	7,014,375
Terex Corp. (BB-/B2)
	6,250,000	10.875	06/01/16	6,906,250
Thermadyne Holdings Corp. (B-/B2)
	2,000,000	9.000	12/15/17	2,065,000
Thermon Industries, Inc. (B+/B1)
	3,545,000	9.500	05/01/17	3,810,875

				76,776,000

Chemicals — 2.4%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/B3)
	6,750,000	8.875	02/01/18	6,328,125
Huntsman International LLC (B/B3)
	3,000,000	8.625	03/15/20	3,180,000
	19,750,000	8.625	03/15/21	20,935,000
Kraton Polymers LLC/Kraton Polymers Capital Corp. (B+/B2)
	11,300,000	6.750	03/01/19	10,593,750
Lyondell Chemical Co. (BB+/Ba2)
EUR	679,590	8.000	11/01/17	932,333
	$10,219,095	11.000	05/01/18	11,087,718
MacDermid, Inc. (CCC+/Caa1)(a)
	7,750,000	9.500	04/15/17	7,730,625

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Chemicals — (continued)
Nalco Co. (BBB+/Baa2)
EUR	2,375,000	6.875%	01/15/19	$3,473,445
Omnova Solutions, Inc. (B-/B2)
	$12,625,000	7.875	11/01/18	10,889,063
OXEA Finance/Cy SCA (B+/B2)(a)
	4,630,000	9.500	07/15/17	4,641,575
Polymer Group, Inc. (B/B1)(a)
	9,050,000	7.750	02/01/19	9,366,750
Polypore International, Inc. (B/B3)
	10,130,000	7.500	11/15/17	10,459,225
Rockwood Specialties Group, Inc. (B+/B1)
EUR	20,000,000	7.625	11/15/14	26,144,155

				125,761,764

Conglomerates — 0.4%
Park-Ohio Industries, Inc. (CCC+/B3)
	$11,750,000	8.125	04/01/21	11,515,000
TriMas Corp. (B-/B2)
	9,000,000	9.750	12/15/17	9,765,000

				21,280,000

Construction Machinery — 0.7%
Case New Holland, Inc. (BB+/Ba2)
	8,900,000	7.875	12/01/17	10,057,000
CNH America LLC (BB+/Ba2)
	953,000	7.250	01/15/16	1,022,092
Dematic SA (B/B3)(a)
	12,100,000	8.750	05/01/16	11,985,358
The Manitowoc Co., Inc. (B+/B3)
	4,050,000	9.500	02/15/18	4,313,250
	7,875,000	8.500	11/01/20	8,229,375

				35,607,075

Consumer Products — Household & Leisure — 1.6%
Affinion Group Holdings, Inc. (B-/Caa1)
	5,375,000	11.625	11/15/15	4,461,250
Affinion Group, Inc. (B-/B3)
	18,750,000	7.875	12/15/18	15,937,500
Armored Autogroup, Inc. (CCC+/Caa1)(a)
	10,000,000	9.250	11/01/18	7,900,000
Easton-Bell Sports, Inc. (B-/B2)
	5,850,000	9.750	12/01/16	6,339,938
Elizabeth Arden, Inc. (B+/B1)
	4,250,000	7.375	03/15/21	4,462,500
Jarden Corp. (B/B2)
	9,725,000	7.500	05/01/17	10,308,500
	1,271,000	7.500	01/15/20	1,347,260
Jarden Corp. (BB-/Ba3)
	2,375,000	8.000	05/01/16	2,576,875
Spectrum Brands Holdings, Inc. (B/B1)
	11,850,000	9.500	06/15/18	12,946,125
	4,050,000	9.500 (a)	06/15/18	4,424,625
Spectrum Brands Holdings, Inc. (CCC+/B3)(c)
	5,085,308	12.000	08/28/19	5,530,272
Visant Corp. (B-/Caa1)
	6,000,000	10.000	10/01/17	5,430,000

				81,664,845

Consumer Products — Industrial — 0.0%
Interline Brands, Inc. (BB/B2)
	2,500,000	7.000	11/15/18	2,581,250

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Consumer Products — Miscellaneous — 0.1%
American Greetings Corp. (BB+/Ba2)
$6,750,000	7.375%		12/01/21	$6,809,062

Consumer Products — Non Durable — 0.6%
Constellation Brands, Inc. (BB+/Ba2)
3,875,000	8.375		12/15/14	4,301,250
9,000,000	7.250		05/15/17	9,855,000
Prestige Brands, Inc. (BB-/Ba3)
6,000,000	8.250		04/01/18	6,135,000
Sally Holdings LLC (BB+/B1)(a)
10,200,000	6.875		11/15/19	10,608,000

				30,899,250

Defense — 0.4%
ADS Tactical, Inc. (B/B3)(a)
10,006,000	11.000		04/01/18	10,006,000
DynCorp International, Inc. (B-/B2)
1,750,000	10.375		07/01/17	1,522,500
Huntington Ingalls Industries, Inc. (B+/Ba3)(a)
4,000,000	6.875		03/15/18	3,930,000
L-3 Communications Corp. (BB+/Ba1)
7,302,000	6.375		10/15/15	7,448,040

				22,906,540

Emerging Markets — 0.7%
Digicel Group Ltd. (NR/Caa1)(a)
18,500,000	8.875		01/15/15	18,130,000
5,071,000	9.125		01/15/15	4,994,935
6,500,000	10.500		04/15/18	6,532,500
Empresa de Energia de Bogota SA (BB+/Baa3)(a)
4,200,000	6.125		11/10/21	4,219,270
Fosun International Ltd. (BB+/Ba2)
600,000	7.500		05/12/16	522,000

				34,398,705

Energy — Coal — 1.5%
Arch Coal, Inc. (B+/B1)
13,400,000	7.000	(a)	06/15/19	13,735,000
1,958,000	7.250		10/01/20	1,992,265
2,250,000	7.250	(a)	06/15/21	2,311,875
Foresight Energy LLC/Foresight Energy Corp. (B/Caa1)(a)
7,400,000	9.625		08/15/17	7,585,000
Peabody Energy Corp. (BB+/Ba1)
2,500,000	7.375		11/01/16	2,762,500
12,000,000	6.000	(a)	11/15/18	12,240,000
3,800,000	6.500		09/15/20	3,971,000
17,250,000	6.250	(a)	11/15/21	17,767,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. (B/B2)
11,950,000	8.250		04/15/18	12,009,750
SunCoke Energy, Inc. (B+/B1)(a)
4,850,000	7.625		08/01/19	4,837,875

				79,212,765

Energy — Exploration & Production — 6.9%
Antero Resources Finance Corp. (B/B3)
7,050,000	9.375		12/01/17	7,631,625
5,000,000	7.250	(a)	08/01/19	5,112,500
BreitBurn Energy Partners LP (B/B3)
10,950,000	8.625		10/15/20	11,442,750

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Energy — Exploration & Production — (continued)
Chaparral Energy, Inc. (B-/Caa1)
$6,500,000	9.875%		10/01/20	$6,971,250
6,050,000	8.250		09/01/21	6,125,625
Chesapeake Energy Corp. (BB+/Ba3)
10,250,000	9.500		02/15/15	11,710,625
12,000,000	7.250		12/15/18	13,260,000
4,200,000	6.625		08/15/20	4,483,500
5,450,000	6.875		11/15/20	5,790,625
3,750,000	6.125		02/15/21	3,843,750
10,000,000	2.500	(d)	05/15/37	8,979,000
Concho Resources, Inc. (BB/B3)
1,700,000	8.625		10/01/17	1,853,000
360,000	7.000		01/15/21	385,200
8,300,000	6.500		01/15/22	8,652,750
CONSOL Energy, Inc. (BB/B1)
7,750,000	8.000		04/01/17	8,505,625
6,875,000	8.250		04/01/20	7,596,875
3,085,000	6.375	(a)	03/01/21	3,100,425
Continental Resources, Inc. (BB/B1)
3,625,000	7.375		10/01/20	3,951,250
Copano Energy LLC/Copano Energy Finance Corp. (B+/B1)
4,875,000	7.125		04/01/21	4,923,750
Denbury Resources, Inc. (BB-/B1)
1,375,000	9.750		03/01/16	1,512,500
3,500,000	6.375		08/15/21	3,640,000
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. (B-/B3)(a)
9,500,000	8.375		06/01/19	9,500,000
Encore Acquisition Co. (BB-/B1)
3,250,000	9.500		05/01/16	3,583,125
Energy Partners Ltd. (B-/Caa1)
5,858,000	8.250		02/15/18	5,565,100
EV Energy Partners LP (B-/B3)
5,700,000	8.000		04/15/19	5,792,625
Forest Oil Corp. (B/B1)
5,000,000	7.250		06/15/19	5,037,500
Key Energy Services, Inc. (BB-/B1)
4,555,000	6.750		03/01/21	4,555,000
Kodiak Oil & Gas Corp. (B-/Caa1)(a)
6,700,000	8.125		12/01/19	6,951,250
Laredo Petroleum, Inc. (CCC+/Caa2)(a)
11,900,000	9.500		02/15/19	12,614,000
Linn Energy LLC/Linn Energy Finance Corp. (B/B2)
6,650,000	6.500	(a)	05/15/19	6,600,125
1,700,000	8.625		04/15/20	1,831,750
16,300,000	7.750		02/01/21	16,911,250
Newfield Exploration Co. (BB+/Ba2)
6,500,000	6.875		02/01/20	6,890,000
Newfield Exploration Co. (BBB-/Ba1)
10,000,000	5.750		01/30/22	10,700,000
NFR Energy LLC/NFR Energy Finance Corp. (B-/Caa1)(a)
6,250,000	9.750		02/15/17	5,531,250
Pioneer Natural Resources Co. (BBB-/Ba1)
4,000,000	6.650		03/15/17	4,415,000
5,000,000	6.875		05/01/18	5,637,500
Plains Exploration & Production Co. (BB/B1)
5,000,000	7.625		06/01/18	5,300,000
5,000,000	8.625		10/15/19	5,487,500
7,250,000	7.625		04/01/20	7,811,875
4,000,000	6.625		05/01/21	4,175,000
25,750,000	6.750		02/01/22	26,715,625
Precision Drilling Corp. (BB+/Ba1)(a)
2,150,000	6.500		12/15/21	2,182,250
Range Resources Corp. (BB/Ba3)
8,625,000	8.000		05/15/19	9,616,875

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Energy — Exploration & Production — (continued)
SandRidge Energy, Inc. (B-/B3)
$7,361,000	9.875	%(a)	05/15/16	$7,894,672
6,925,000	8.000	(a)	06/01/18	6,925,000
3,250,000	8.750		01/15/20	3,355,625
SandRidge Energy, Inc. (NR/B3)
6,875,000	7.500		03/15/21	6,771,875
SM Energy Co. (BB/B1)(a)
5,250,000	6.500		11/15/21	5,407,500
Stone Energy Corp. (B/Caa1)
9,750,000	8.625		02/01/17	9,847,500
Unit Corp. (BB-/B3)
5,800,000	6.625		05/15/21	5,800,000
Whiting Petroleum Corp. (BB/Ba3)
4,000,000	7.000		02/01/14	4,290,000
WPX Energy, Inc. (BB+/Ba1)(a)
2,800,000	5.250		01/15/17	2,807,000

				355,976,397

Energy — Services — 1.6%
Basic Energy Services, Inc. (B/B3)
10,250,000	7.750		02/15/19	10,237,188
Cie Generale de Geophysique – Veritas (BB-/Ba3)
15,000,000	6.500		06/01/21	14,628,945
OGX Petroleo e Gas Participacoes SA (B/B1)(a)
14,850,000	8.500		06/01/18	14,563,847
Pioneer Drilling Co. (B/B3)(a)
6,100,000	9.875		03/15/18	6,374,500
Pioneer Drilling Co. (B/NR)
6,367,000	9.875		03/15/18	6,653,515
SESI LLC (BB+/Ba3)(a)
5,000,000	7.125		12/15/21	5,312,500
Transocean, Inc. (BBB-/Baa3)
4,700,000	5.050		12/15/16	4,787,512
5,800,000	6.375		12/15/21	6,164,721
Trinidad Drilling Ltd. (BB-/B2)(a)
11,850,000	7.875		01/15/19	12,210,230

				80,932,958

Entertainment & Leisure — 0.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (B-/B2)
6,625,000	9.125		08/01/18	7,171,562
Cinemark USA, Inc. (B/B3)
1,900,000	7.375		06/15/21	1,942,750
GWR Operating Partnership LLP (BB-/B3)
8,017,000	10.875		04/01/17	8,648,339
MU Finance PLC (NR/NR)(a)
13,250,000	8.375		02/01/17	13,846,250
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. (B-/B2)(a)
4,975,000	8.875		04/15/17	4,875,500
Regal Entertainment Group (B-/B3)
1,100,000	9.125		08/15/18	1,179,750

				37,664,151

Environmental — 0.1%
Casella Waste Systems, Inc. (B-/Caa1)
7,147,000	7.750		02/15/19	6,995,126

Finance — 6.2%
ACE Cash Express, Inc. (B/B3)(a)
10,050,000	11.000		02/01/19	9,195,750
Ally Financial, Inc. (B+/B1)
7,000,000	6.750		12/01/14	7,035,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Finance — (continued)
Ally Financial, Inc. (B+/B1) — (continued)
	$15,100,000	8.300%		02/12/15	$15,949,375
	34,080,000	6.250		12/01/17	32,759,400
	10,050,000	8.000		03/15/20	10,301,250
	13,000,000	8.000		11/01/31	12,512,500
American General Finance Corp. (B/B3)
	12,164,000	6.900		12/15/17	8,788,490
CIT Group, Inc. (B+/B2)
	31,325,000	5.250	(a)	04/01/14	31,246,687
	8,800,733	7.000		05/01/16	8,800,733
	21,749,000	7.000	(a)	05/02/16	21,749,000
	34,300,000	7.000	(a)	05/02/17	34,300,000
Citigroup Capital XXI (BB/Baa3)(e)
	12,450,000	8.300		12/21/57	12,543,375
General Motors Financial Co., Inc. (BB-/Ba3)(a)
	8,250,000	6.750		06/01/18	8,415,000
International Lease Finance Corp. (BBB-/B1)
	13,635,000	6.625		11/15/13	13,566,825
	12,125,000	8.625		09/15/15	12,397,812
	20,950,000	5.750		05/15/16	19,483,500
	10,500,000	8.750		03/15/17	10,841,250
International Lease Finance Corp. (BBB-/Ba3)(a)
	1,000,000	6.750		09/01/16	1,025,000
	4,900,000	7.125		09/01/18	5,059,250
National Money Mart Co. (B+/B2)
	8,250,000	10.375		12/15/16	8,806,875
Oppenheimer Holdings, Inc. (B+/B2)
	10,350,000	8.750		04/15/18	9,690,188
Provident Funding Associates (B/B2)(a)
	6,125,000	10.125		02/15/19	4,777,500
Provident Funding Associates (BB/Ba3)(a)
	2,750,000	10.250		04/15/17	2,571,250
RBS Capital Trust I (C/B3)
	6,375,000	4.709		12/29/49	3,330,938
RBS Capital Trust III (C/B3)
	7,750,000	5.512		09/29/49	4,049,375
Regions Bank (BB+/Ba3)
	5,893,000	7.500		05/15/18	5,834,070
Royal Bank of Scotland Group PLC (C/Ba3)(a)
	2,000,000	6.990		10/29/49	1,250,588
Speedy Cash, Inc. (B/B3)(a)
	5,700,000	10.750		05/15/18	5,728,500

					322,009,481

Finance Insurance — 0.8%
AXA SA (BBB/Baa1)(a)(e)
	22,525,000	6.463		12/14/49	13,976,738
HUB International Holdings, Inc. (CCC+/B3)(a)
	6,750,000	9.000		12/15/14	6,766,875
Liberty Mutual Group, Inc. (BB/Baa3)(a)
	14,625,000	7.800		03/15/37	13,052,812
Towergate Finance PLC (NR/B1)
GBP	6,250,000	8.500		02/15/18	8,638,563

					42,434,988

Food — 1.2%
Bumble Bee Acquisition Corp. (B/B2)(a)
	$5,132,000	9.000		12/15/17	5,132,000
Bumble Bee Holdco SCA (CCC+/Caa1)(a)(c)
	10,375,000	9.625		03/15/18	9,233,750
Del Monte Corp. (CCC+/B3)
	17,750,000	7.625		02/15/19	17,084,375
Foodcorp Pty Ltd. (B-/B2)
EUR	5,250,000	8.750		03/01/18	5,775,593

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Food — (continued)
Pinnacle Foods Finance LLC (CCC+/B3)
	$10,000,000	9.250%	04/01/15	$10,250,000
Pinnacle Foods Finance LLC (CCC+/Caa1)
	13,000,000	10.625	04/01/17	13,520,000

				60,995,718

Gaming — 4.9%
Caesars Entertainment Operating Co., Inc. (B/B3)
	16,000,000	11.250	06/01/17	17,000,000
Caesars Entertainment Operating Co., Inc. (CCC/Caa3)
	10,000,000	12.750	04/15/18	7,950,000
Caesars Entertainment Operating Co., Inc. (CCC/NR)
	13,600,000	10.000	12/15/18	9,282,000
Chukchansi Economic Development Authority (NR/Ca)(a)
	5,345,000	8.000	11/15/13	3,207,000
CityCenter Holdings LLC (CCC/Caa2)(a)(c)
	11,500,000	10.750	01/15/17	11,859,375
CityCenter Holdings LLC/CityCenter Finance Corp. (B/B1)(a)
	7,125,000	7.625	01/15/16	7,303,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma (B/B3)(a)
	4,100,000	10.500	07/01/19	3,884,750
Gala Group Finance PLC (B+/B3)(a)
GBP	2,000,000	8.875	09/01/18	2,329,500
Gateway Casinos & Entertainment Ltd. (BB-/B3)(a)
CAD	6,375,000	8.875	11/15/17	6,382,822
Isle of Capri Casinos, Inc. (B-/B3)
	$6,250,000	7.750	03/15/19	5,687,500
Isle of Capri Casinos, Inc. (CCC+/Caa1)
	2,118,000	7.000	03/01/14	1,980,330
Las Vegas Sands Corp. (BB/Ba2)
	1,500,000	6.375	02/15/15	1,515,000
Marina District Finance Co., Inc. (BB-/B2)
	4,900,000	9.500	10/15/15	4,544,750
	5,350,000	9.875	08/15/18	4,855,125
MCE Finance Ltd. (B+/B1)
	10,875,000	10.250	05/15/18	11,758,594
MGM Resorts International (B+/Ba2)
	11,500,000	13.000	11/15/13	13,627,500
	4,750,000	11.125	11/15/17	5,420,938
	2,500,000	9.000	03/15/20	2,768,750
MGM Resorts International (B-/B3)
	10,250,000	4.250	04/15/15	9,704,187
	19,300,000	6.625	07/15/15	18,407,375
	17,125,000	7.500	06/01/16	16,354,375
	8,750,000	10.000	11/01/16	9,165,625
	4,000,000	11.375	03/01/18	4,410,000
Mohegan Tribal Gaming Authority (CC/Ca)
	1,555,000	7.125	08/15/14	738,625
Mohegan Tribal Gaming Authority (CC/Caa2)
	8,750,000	6.125	02/15/13	5,862,500
Peermont Proprietary Global Ltd. (B-/B3)
EUR	11,250,000	7.750	04/30/14	11,648,691
Peninsula Gaming LLC (B/Caa1)
	$11,065,000	10.750	08/15/17	11,590,587
Pinnacle Entertainment, Inc. (B/Caa1)
	8,475,000	7.500	06/15/15	8,347,875
	5,375,000	8.750	05/15/20	5,267,500
Pinnacle Entertainment, Inc. (BB/B1)
	6,000,000	8.625	08/01/17	6,345,000
Scientific Games International, Inc. (BB-/B1)
	4,500,000	9.250	06/15/19	4,758,750
Shingle Springs Tribal Gaming Authority (CCC/Caa2)(a)
	9,000,000	9.375	06/15/15	4,950,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Gaming — (continued)
Snoqualmie Entertainment Authority (B/Caa1)(a)
	$11,750,000	9.125%		02/01/15	$11,162,500
Yonkers Racing Corp. (B+/B1)(a)
	4,350,000	11.375		07/15/16	4,480,500

					254,551,149

Health Care — Medical Products — 0.9%
Accellent, Inc. (B+/B1)
	5,500,000	8.375		02/01/17	5,390,000
Catalent Pharma Solutions, Inc. (B/Caa1)(c)
	12,875,118	9.500		04/15/15	13,196,996
ConvaTec Healthcare E SA (B/Caa1)
	4,007,000	10.500	(a)	12/15/18	3,546,195
EUR	1,400,000	10.875		12/15/18	1,558,278
ConvaTec Healthcare E SA (B+/Ba3)
	750,000	7.375		12/15/17	931,860
DJO Finance LLC / DJO Finance Corp. (B-/B3)
	$2,150,000	7.750		04/15/18	1,634,000
Fresenius Medical Care US Finance, Inc. (BB/Ba2)
	6,625,000	6.875		07/15/17	7,046,087
	8,200,000	5.750	(a)	02/15/21	8,189,750
VWR Funding, Inc. (B-/Caa1)(c)
	3,751,562	10.250		07/15/15	3,873,488

					45,366,654

Health Care — Pharmaceutical — 1.0%
Capsugel FinanceCo. SCA (B/Caa1)(a)
EUR	6,600,000	9.875		08/01/19	8,670,184
Endo Pharmaceuticals Holdings, Inc. (BB-/Ba3)
	$12,250,000	7.250		01/15/22	13,046,250
Mylan, Inc. (BB/NR)
	12,030,000	1.250		03/15/12	12,139,473
Valeant Pharmaceuticals International (BB/B1)(a)
	5,000,000	6.500		07/15/16	4,987,500
	14,625,000	6.875		12/01/18	14,588,437

					53,431,844

Health Care — Services — 6.2%
American Renal Holdings Co., Inc. (B/B2)
	4,784,000	8.375		05/15/18	5,023,200
American Renal Holdings Co., Inc. (CCC+/Caa2)
	13,064,531	9.750		03/01/16	13,260,499
Community Health Systems, Inc. (B/B3)
	19,479,000	8.875		07/15/15	20,112,067
	31,500,000	8.000	(a)	11/15/19	31,815,000
DaVita, Inc. (B/B2)
	9,450,000	6.375		11/01/18	9,686,250
	4,650,000	6.625		11/01/20	4,766,250
Emergency Medical Services Corp. (B-/Caa1)
	14,000,000	8.125		06/01/19	13,930,000
Gentiva Health Services, Inc. (CCC/Caa2)
	4,850,000	11.500		09/01/18	3,983,063
HCA, Inc. (B-/B3)
	4,750,000	6.500		02/15/16	4,821,250
	5,000,000	8.000		10/01/18	5,275,000
	32,950,000	7.500		02/15/22	33,691,375
HCA, Inc. (BB/B2)
	1,625,000	9.875		02/15/17	1,771,250
HCA, Inc. (BB/Ba3)
	2,150,000	8.500		04/15/19	2,354,250
	29,300,000	6.500		02/15/20	30,325,500
	19,750,000	7.875		02/15/20	21,330,000
	21,250,000	7.250		09/15/20	22,418,750

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Health Care — Services — (continued)
Health Management Associates, Inc. (B-/B3)(a)
$9,000,000	7.375%		01/15/20	$9,360,000
HEALTHSOUTH Corp. (B+/B2)
2,300,000	7.250		10/01/18	2,282,750
4,740,000	8.125		02/15/20	4,775,550
6,200,000	7.750		09/15/22	6,107,000
MPT Operating Partnership LP/MPT Finance Corp. (BB/Ba2)
18,461,000	6.875		05/01/21	18,299,466
OnCure Holdings, Inc. (B/Caa1)
6,250,000	11.750		05/15/17	4,937,500
Radiation Therapy Services, Inc. (CCC+/B3)
4,375,000	9.875		04/15/17	3,270,313
STHI Holding Corp. (B/B2)(a)
3,250,000	8.000		03/15/18	3,339,375
Tenet Healthcare Corp. (BB-/B1)
2,015,000	10.000		05/01/18	2,307,175
19,935,000	6.250	(a)	11/01/18	20,134,350
9,242,000	8.875		07/01/19	10,374,145
Tenet Healthcare Corp. (CCC+/Caa1)
9,750,000	8.000		08/01/20	9,701,250
US Oncology, Inc. (NR/NR)
32,250,000	9.125		08/15/17	403,125

				319,855,703

Home Construction — 0.1%
KB HOME (B+/B2)
1,500,000	6.250		06/15/15	1,387,500
Meritage Homes Corp. (B+/B1)
2,122,000	7.150		04/15/20	1,973,460

				3,360,960

Lodging — 0.6%
Felcor Lodging LP (B-/B2)
5,802,000	10.000		10/01/14	6,353,190
Host Hotels & Resorts LP (BB+/Ba1)
6,700,000	6.750		06/01/16	6,884,250
8,300,000	6.000		11/01/20	8,486,750
9,000,000	6.000	(a)	10/01/21	9,225,000

				30,949,190

Machinery(a) — 0.3%
Constellation Enterprises LLC (B/B2)
5,125,000	10.625		02/01/16	4,817,500
Dresser-Rand Group, Inc. (B+/B1)
11,500,000	6.500		05/01/21	11,730,000

				16,547,500

Media — Advertising — 0.0%
Lamar Media Corp. (B+/B1)
1,000,000	6.625		08/15/15	1,015,000

Media — Broadcasting & Radio — 1.8%
Allbritton Communications Co. (B/B2)
5,650,000	8.000		05/15/18	5,621,750
Bonten Media Acquisition Co. (CCC-/Caa3)(a)(c)
4,031,664	9.000		06/01/15	3,225,331
Clear Channel Communications, Inc. (CCC+/Caa1)
9,500,000	9.000		03/01/21	7,980,000
Entercom Radio LLC (B-/Caa1)(a)
4,350,000	10.500		12/01/19	4,339,125
Entravision Communications Corp. (B/B1)
3,000,000	8.750		08/01/17	2,955,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Media — Broadcasting & Radio — (continued)
Fox Acquisition Sub LLC (CCC+/Caa2)(a)
	$1,250,000	13.375%	07/15/16	$1,364,062
Gray Television, Inc. (CCC/Caa2)
	13,729,000	10.500	06/29/15	12,973,905
LIN Television Corp. (CCC+/Caa1)
	5,418,000	6.500	05/15/13	5,418,000
	7,600,000	8.375	04/15/18	7,315,000
Local TV Finance LLC (CCC+/Caa2)(a)(c)
	3,569,551	9.250	06/15/15	3,373,226
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (B/B3)
	4,450,000	8.875	04/15/17	4,561,250
Salem Communications Corp. (B/B2)
	2,802,000	9.625	12/15/16	2,956,110
Sinclair Television Group, Inc. (BB-/B1)(a)
	4,000,000	9.250	11/01/17	4,360,000
Sirius XM Radio, Inc. (BBB-/Ba2)(a)
	2,750,000	9.750	09/01/15	2,983,750
Univision Communications, Inc. (B+/B2)(a)
	8,325,000	6.875	05/15/19	8,033,625
	1,500,000	7.875	11/01/20	1,522,500
Univision Communications, Inc. (CCC+/Caa2)(a)
	6,000,000	8.500	05/15/21	5,460,000
XM Satellite Radio, Inc. (BB/B2)(a)
	6,650,000	7.625	11/01/18	7,049,000

				91,491,634

Media — Cable — 3.2%
Adelphia Communications Corp. (NR/NR)
	2,000,000	10.250	06/15/49	6,000
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
	1,000,000	7.250	10/30/17	1,055,000
	3,125,000	7.875	04/30/18	3,335,938
	15,000,000	7.000	01/15/19	15,600,000
	1,750,000	8.125	04/30/20	1,916,250
	3,750,000	7.375	06/01/20	3,956,250
	15,000,000	6.500	04/30/21	15,225,000
Charter Communications Operating LLC (BB+/Ba2)(a)
	10,000,000	10.875	09/15/14	10,737,500
CSC Holdings LLC (BB/Ba3)
	1,550,000	7.875	02/15/18	1,712,750
	1,750,000	7.625	07/15/18	1,925,000
	11,000,000	8.625	02/15/19	12,677,500
	10,000,000	6.750 (a)	11/15/21	10,525,000
DISH DBS Corp. (BB-/Ba2)
	6,525,000	7.125	02/01/16	7,030,688
	30,150,000	6.750	06/01/21	32,637,375
Kabel Baden-Wurttemberg GmbH & Co. (B+/B1)(a)
	3,750,000	7.500	03/15/19	3,937,500
Unitymedia GmbH (B-/B3)
EUR	750,000	9.625	12/01/19	997,709
UPC Holding BV (B-/B2)
	20,100,000	8.375	08/15/20	24,675,796
Virgin Media Finance PLC (BB-/Ba2)
	$3,000,000	9.500	08/15/16	3,367,500
	11,000,000	8.375	10/15/19	11,990,000
Virgin Media Investment Holdings Ltd. (BBB-/Baa3)
	125,000	6.500	01/15/18	132,823
Ziggo Bond Co. BV (B/B1)
EUR	1,375,000	8.000	05/15/18	1,788,371

				165,229,950

Media — Diversified — 0.4%
Quebecor Media, Inc. (B+/B1)(a)
CAD	12,875,000	7.375	01/15/21	12,547,043

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Media — Diversified — (continued)
Videotron Ltee (BB/Ba1)
	$5,625,000	9.125%		04/15/18	$6,208,594

					18,755,637

Metals — 2.4%
AK Steel Corp. (BB-/B2)
	5,625,000	7.625		05/15/20	5,287,500
Aleris International, Inc. (B+/B1)
	2,252,000	7.625		02/15/18	2,190,070
Calcipar SA (BB-/B1)
EUR	5,500,000	2.750	(e)	07/01/14	6,264,172
	$25,750,000	6.875	(a)	05/01/18	23,829,436
FMG Resources (August 2006) Pty Ltd. (B+/B1)(a)
	6,150,000	6.375		02/01/16	5,950,279
	18,500,000	6.875		02/01/18	17,722,938
	5,350,000	8.250		11/01/19	5,403,500
Novelis, Inc. (B/B2)
	11,255,000	8.375		12/15/17	11,930,300
	11,000,000	8.750		12/15/20	11,825,000
Steel Dynamics, Inc. (BB+/Ba2)
	7,750,000	7.375		11/01/12	8,021,250
	11,450,000	7.750		04/15/16	11,936,625
Thompson Creek Metals Co., Inc. (B/B3)
	17,450,000	7.375		06/01/18	15,443,250

					125,804,320

Packaging — 3.6%
AEP Industries, Inc. (B-/B2)
	5,095,000	8.250		04/15/19	5,171,425
Ardagh Glass Finance PLC (B-/B3)
EUR	6,000,000	8.750		02/01/20	6,833,642
Ardagh Packaging Finance PLC (B-/B3)
	$1,875,000	9.125	(a)	10/15/20	1,856,250
EUR	4,250,000	9.250		10/15/20	4,950,508
Ardagh Packaging Finance PLC (BB-/Ba3)
	5,000,000	7.375		10/15/17	6,341,827
Ball Corp. (BB+/Ba1)
	$13,221,000	5.750		05/15/21	13,848,998
Berry Plastics Corp. (B/B1)(e)
	8,550,000	5.153		02/15/15	8,443,125
Beverage Packaging Holdings Luxembourg II SA (B-/Caa1)
EUR	9,500,000	8.000		12/15/16	10,328,118
	22,375,000	9.500		06/15/17	22,732,700
Crown Americas LLC (BB/Ba3)
	$7,500,000	7.625		05/15/17	8,175,000
	6,750,000	6.250		02/01/21	7,053,750
Crown Cork & Seal Co., Inc. (BB-/B1)
	1,000,000	7.375		12/15/26	1,027,500
Crown European Holdings SA (BB/Ba1)
EUR	3,625,000	7.125		08/15/18	4,738,574
Graham Packaging Co. LP (B-/Caa1)
	22,250,000	9.875		10/15/14	22,611,562
Graphic Packaging International, Inc. (BB-/B2)
	5,300,000	9.500		06/15/17	5,790,250
Greif Luxembourg Finance SCA (BB/Ba2)(a)
EUR	3,700,000	7.375		07/15/21	4,692,952
Plastipak Holdings, Inc. (B/B3)(a)
	$3,586,000	8.500		12/15/15	3,657,720
Reynolds Group Holdings Ltd. (B-/Caa1)(a)
	8,750,000	8.250		02/15/21	7,743,750
Reynolds Group Issuer, Inc. (B-/Caa1)(a)
	6,250,000	9.000		05/15/18	5,984,375
	5,000,000	9.000		04/15/19	4,737,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Packaging — (continued)
Reynolds Group Issuer, Inc. (BB-/Ba3)(a)
	$1,075,000	8.750%	10/15/16	$1,131,438
	6,125,000	7.125	04/15/19	6,216,875
	10,200,000	7.875	08/15/19	10,659,000
Sealed Air Corp. (BB/B1)(a)
	7,750,000	8.125	09/15/19	8,486,250
	1,600,000	8.375	09/15/21	1,764,000

				184,977,089

Paper — 1.3%
Ainsworth Lumber Co., Ltd. (B-/Caa1)(a)(c)
	9,324,296	11.000	07/29/15	6,060,792
Clearwater Paper Corp. (BB/Ba3)
	5,175,000	7.125	11/01/18	5,369,062
Longview Fibre Paper & Packaging, Inc. (B+/B2)(a)
	9,900,000	8.000	06/01/16	9,924,750
PE Paper Escrow GmbH (BB/Ba2)(a)
	6,875,000	12.000	08/01/14	7,304,687
Sappi Papier Holding GmbH (B/B2)(a)
	3,875,000	7.500	06/15/32	3,119,375
Sappi Papier Holding GmbH (BB/Ba2)(a)
	8,525,000	6.625	04/15/21	7,203,625
Stone Container Finance Co. of Canada II (NR/WR)(b)
	2,250,000	7.375	07/15/14	45,000
Stora Enso OYJ (BB/Ba2)(a)
	8,085,000	7.250	04/15/36	6,616,101
Verso Paper Holdings LLC/Verso Paper, Inc. (B/B2)
	7,000,000	8.750	02/01/19	4,270,000
Weyerhaeuser Co. (BBB-/Ba1)
	16,265,000	7.375	03/15/32	17,153,366

				67,066,758

Printing — 0.3%
American Reprographics Co. (B+/WR)
	5,750,000	10.500	12/15/16	5,117,500
Checkout Holding Corp. (B-/B3)(a)(f)
	6,375,000	0.000	11/15/15	3,187,500
SGS International, Inc. (B/B2)
	5,256,000	12.000	12/15/13	5,229,720

				13,534,720

Publishing — 0.3%
Houghton Mifflin Harcourt Publishing Co. (NR/Caa2)(a)
	14,050,000	10.500	06/01/19	7,868,000
Morris Publishing Group LLC (NR/NR)
	1,153,132	10.000	09/01/14	980,162
Nielsen Finance LLC (B+/B2)
	3,250,000	11.500	05/01/16	3,705,000
	4,500,000	7.750	10/15/18	4,815,000
Truvo Subsidiary Corp. (NR/WR)(b)
EUR	16,750,000	8.500	12/01/14	—

				17,368,162

Real Estate — 0.2%
CB Richard Ellis Services, Inc. (B+/Ba1)
	$5,250,000	6.625	10/15/20	5,394,375
CB Richard Ellis Services, Inc. (B+/Ba2)
	5,000,000	11.625	06/15/17	5,762,500

				11,156,875

Restaurants — 0.5%
CKE Holdings, Inc. (CCC/Caa1)(a)(c)
	9,509,062	10.500	03/14/16	9,057,382

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Restaurants — (continued)
DineEquity, Inc. (CCC+/B3)
	$11,500,000	9.500%	10/30/18	$12,305,000
Seminole Hard Rock Entertainment, Inc. (BB/B2)(a)(e)
	7,000,000	3.046	03/15/14	6,562,500

				27,924,882

Retailers — 1.2%
Burlington Coat Factory Warehouse Corp. (NR/Caa1)
	7,250,000	10.000	02/15/19	7,032,500
Claire’s Stores, Inc. (CCC/Caa3)
	16,800,000	8.875	03/15/19	12,600,000
Levi Strauss & Co. (B+/B2)
EUR	3,900,000	7.750	05/15/18	4,719,484
Limited Brands, Inc. (BB+/Ba1)
	$14,337,000	6.625	04/01/21	15,197,220
Michaels Stores, Inc. (CCC/Caa1)
	5,200,000	7.750	11/01/18	5,278,000
The Jones Group, Inc. (B+/Ba3)
	17,000,000	6.875	03/15/19	15,300,000

				60,127,204

Retailers — Food & Drug — 1.1%
Ingles Markets, Inc. (BB-/B1)
	6,000,000	8.875	05/15/17	6,480,000
Rite Aid Corp. (B-/Caa2)
	10,000,000	7.500	03/01/17	10,000,000
Rite Aid Corp. (CCC/Caa3)
	10,500,000	9.375	12/15/15	10,106,250
	19,500,000	9.500	06/15/17	17,842,500
Supervalu, Inc. (B/B2)
	5,375,000	7.500	11/15/14	5,428,750
	5,500,000	8.000	05/01/16	5,665,000

				55,522,500

Services Cyclical — Business Services — 1.7%
ACCO Brands Corp. (B-/Caa1)
	7,275,000	7.625	08/15/15	7,420,500
Carlson Wagonlit BV (CCC+/Caa1)(e)
EUR	10,500,000	7.341	05/01/15	11,143,496
CoreLogic, Inc. (B+/Ba3)(a)
	$21,250,000	7.250	06/01/21	20,293,750
Garda World Security Corp. (B/B2)(a)
	3,000,000	9.750	03/15/17	3,120,000
iPayment, Inc. (CCC+/B3)(a)
	4,250,000	10.250	05/15/18	3,995,000
Sitel LLC/Sitel Finance Corp. (B-/Caa2)
	14,575,000	11.500	04/01/18	10,785,500
The Geo Group, Inc. (B+/B1)
	11,425,000	6.625	02/15/21	11,453,563
TransUnion LLC/TransUnion Financing Corp. (B-/B3)
	10,500,000	11.375	06/15/18	11,996,250
West Corp. (B/B3)
	4,875,000	8.625	10/01/18	4,923,750
West Corp. (B-/Caa1)
	4,560,000	11.000	10/15/16	4,810,800

				89,942,609

Services Cyclical — Consumer Services — 0.0%
Service Corp. International (BB-/Ba3)
	1,750,000	6.750	04/01/16	1,896,563

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Services Cyclical — Rental Equipment — 0.9%
B-Corp Merger Sub, Inc. (CCC+/Caa1)(a)
	$10,400,000	8.250%		06/01/19	$9,880,000
EC Finance PLC (B+/B2)
EUR	2,000,000	9.750		08/01/17	2,006,088
Maxim Crane Works LP (B/Caa1)(a)
	$5,000,000	12.250		04/15/15	4,350,000
RSC Equipment Rental, Inc. (B-/Caa1)
	16,834,000	9.500		12/01/14	17,296,935
RSC Equipment Rental/RSC Holdings Inc. (B-/Caa1)
	5,250,000	8.250		02/01/21	5,355,000
United Rentals North America, Inc. (B/B3)
	6,500,000	10.875		06/15/16	7,182,500

					46,070,523

Technology — Hardware — 2.0%
Alcatel-Lucent (B/B2)
EUR	5,925,000	8.500		01/15/16	6,365,419
Alcatel-Lucent USA, Inc. (B/B2)
	$11,000,000	6.450		03/15/29	7,837,500
Brightstar Corp. (BB-/B1)(a)
	11,150,000	9.500		12/01/16	11,400,875
CDW LLC/CDW Finance Corp. (CCC+/Caa2)
	6,250,000	12.535		10/12/17	6,312,500
CommScope, Inc. (B/B3)(a)
	23,000,000	8.250		01/15/19	22,942,500
EN Germany Holdings BV (B-/B3)
EUR	10,500,000	10.750		11/15/15	12,026,822
Freescale Semiconductor, Inc. (B/Ba3)(a)
	$2,650,000	10.125		03/15/18	2,888,500
Freescale Semiconductor, Inc. (CCC+/Caa1)
	5,600,000	8.050		02/01/20	5,236,000
	12,900,000	10.750		08/01/20	13,416,000
MEMC Electronic Materials, Inc. (BB/B1)
	12,125,000	7.750		04/01/19	8,730,000
Seagate HDD Cayman (BB+/Ba1)(a)
	4,363,000	7.000		11/01/21	4,472,075

					101,628,191

Technology — Software/Services — 2.6%
Aspect Software, Inc. (B-/Caa1)
	5,585,000	10.625		05/15/17	5,766,512
Eagle Parent, Inc. (CCC+/Caa1)(a)
	5,750,000	8.625		05/01/19	5,405,000
Equinix, Inc. (BB-/Ba2)
	10,420,000	7.000		07/15/21	11,045,200
Fidelity National Information Services, Inc. (BB-/Ba2)
	6,100,000	7.625		07/15/17	6,649,000
	1,175,000	7.875		07/15/20	1,269,000
First Data Corp. (B-/Caa1)
	2,254,000	10.550		09/24/15	2,149,753
	17,874,000	8.250	(a)	01/15/21	15,997,230
	22,987,000	12.625		01/15/21	19,998,690
	27,320,000	8.750	(a)(c)	01/15/22	24,041,600
iGate Corp. (B+/B2)(a)
	6,529,000	9.000		05/01/16	6,790,160
Sabre Holdings Corp. (CCC+/Caa1)
	8,250,000	8.350		03/15/16	6,311,250
Serena Software, Inc. (CCC+/Caa1)
	6,076,000	10.375		03/15/16	6,243,090
SunGard Data Systems, Inc. (B/Caa1)
	11,000,000	10.625		05/15/15	11,660,000
	8,000,000	7.375		11/15/18	8,180,000

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Technology — Software/Services — (continued)
Travelport, Inc. (CCC/Caa3)
	$4,500,000	11.875%		09/01/16	$1,282,500

					132,788,985

Telecommunications — 2.6%
Cincinnati Bell, Inc. (B/B1)
	2,500,000	8.375		10/15/20	2,500,000
Cincinnati Bell, Inc. (CCC+/B3)
	2,750,000	8.750		03/15/18	2,554,063
Frontier Communications Corp. (BB/Ba2)
	6,750,000	7.875		04/15/15	6,834,375
	30,850,000	8.250		04/15/17	31,621,250
	10,000,000	8.125		10/01/18	10,125,000
Level 3 Escrow, Inc. (CCC/B3)(a)
	4,875,000	8.125		07/01/19	4,801,875
Level 3 Financing, Inc. (CCC/B3)
	10,000	9.250		11/01/14	10,225
	10,000,000	4.202	(e)	02/15/15	8,950,000
	4,250,000	8.750		02/15/17	4,303,125
	10,000,000	10.000		02/01/18	10,575,000
Qwest Communications International, Inc. (BB/Baa3)
	9,750,000	7.125		04/01/18	10,140,000
Sunrise Communications Holdings SA (B/B3)
EUR	2,500,000	8.500		12/31/18	3,259,893
Sunrise Communications International SA (BB/Ba3)
CHF	2,625,000	7.000		12/31/17	2,927,379
Windstream Corp. (B+/Ba3)
	$5,000,000	8.125		08/01/13	5,343,750
	7,375,000	7.875		11/01/17	7,983,438
	8,000,000	7.750		10/15/20	8,240,000
	9,000,000	7.750		10/01/21	9,225,000
	5,750,000	7.500	(a)	06/01/22	5,750,000

					135,144,373

Telecommunications — Cellular — 3.7%
CC Holdings GS V LLC/Crown Castle GS III Corp. (BB/Baa3)(a)
	5,125,000	7.750		05/01/17	5,522,188
Crown Castle International Corp. (B-/B1)
	1,125,000	9.000		01/15/15	1,222,031
	4,300,000	7.125		11/01/19	4,633,250
Sprint Capital Corp. (B+/B3)
	50,450,000	6.900		05/01/19	41,369,000
	12,335,000	6.875		11/15/28	8,788,687
	46,625,000	8.750		03/15/32	37,591,406
Sprint Nextel Corp. (B+/B3)
	21,818,000	6.000		12/01/16	18,218,030
	9,175,000	8.375		08/15/17	8,223,094
	20,000,000	11.500	(a)	11/15/21	19,775,000
Sprint Nextel Corp. (BB-/Ba3)(a)
	24,650,000	9.000		11/15/18	25,851,687
Wind Acquisition Finance SA (BB/Ba3)
	1,025,000	7.250	(a)	02/15/18	925,063
EUR	14,400,000	7.375		02/15/18	15,841,625
Wind Acquisition Finance SA (BB-/B3)(a)
	$2,500,000	11.750		07/15/17	2,225,000

					190,186,061

Telecommunications — Satellites — 2.0%
Intelsat Jackson Holdings Ltd. (B/B3)
	10,125,000	9.500		06/15/16	10,580,625
Intelsat Jackson Holdings SA (B/B3)
	10,000,000	7.250	(a)	04/01/19	10,200,000
	8,500,000	7.250		10/15/20	8,648,750
	9,975,000	7.500	(a)	04/01/21	10,174,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Telecommunications — Satellites — (continued)
Intelsat Jackson Holdings SA (CCC+/Caa2)
	$15,250,000	11.250%		06/15/16	$16,050,625
Intelsat Luxembourg SA (CCC+/Caa3)
	3,500,000	11.250		02/04/17	3,377,500
	37,550,000	11.500	(c)	02/04/17	35,954,125
	6,500,000	11.500	(a)(c)	02/04/17	6,077,500

					101,063,625

Textiles & Apparel — 0.5%
Hanesbrands, Inc. (BB-/B1)
	13,200,000	6.375		12/15/20	13,431,000
Quiksilver, Inc. (B/Ba3)
EUR	2,825,000	8.875		12/15/17	3,217,507
Quiksilver, Inc. (CCC+/Caa1)
	$11,500,000	6.875		04/15/15	10,637,500

					27,286,007

Transportation — 0.5%
Aguila 3 SA (B/B2)(a)
	11,550,000	7.875		01/31/18	11,203,500
Commercial Barge Line Co. (B+/B2)
	3,475,000	12.500		07/15/17	3,726,938
Florida East Coast Railway Corp. (B-/B3)
	4,625,000	8.125		02/01/17	4,567,187
Platinum Equity LLC (CCC+/Caa1)(a)(c)
	9,115,546	10.625		02/15/16	7,383,592

					26,881,217

Utilities — Distribution — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
	5,000,000	6.250		08/20/19	4,975,000
Ferrellgas LP/Ferrellgas Finance Corp. (B+/Ba3)
	2,558,000	9.125		10/01/17	2,685,900
	3,900,000	6.500		05/01/21	3,432,000
Ferrellgas Partners LP/Ferellgas Partners Finance Corp. (B-/B2)
	3,006,000	8.625		06/15/20	2,900,790
Inergy LP/Inergy Finance Corp. (B+/Ba3)
	3,500,000	7.000		10/01/18	3,552,500
	5,770,000	6.875		08/01/21	5,813,275

					23,359,465

Utilities — Electric — 4.0%
Calpine Corp. (BB-/B1)(a)
	33,200,000	7.250		10/15/17	34,528,000
	5,200,000	7.500		02/15/21	5,590,000
CDW LLC/CDW Finance Corp. (CCC+/Caa1)
	15,000,000	8.500		04/01/19	15,112,500
Dolphin Subsidiary II, Inc. (BB+/Ba1)(a)
	25,200,000	7.250		10/15/21	27,342,000
Edison Mission Energy (B-/Caa1)
	26,100,000	7.000		05/15/17	16,638,750
	8,857,000	7.200		05/15/19	5,535,625
GenOn Energy, Inc. (B/B3)
	1,550,000	9.875		10/15/20	1,553,875
NRG Energy, Inc. (BB-/B1)
	19,315,000	7.625		01/15/18	19,315,000
	18,000,000	7.875	(a)	05/15/21	17,460,000
NV Energy, Inc. (BB+/Ba2)
	11,000,000	6.250		11/15/20	11,371,250
Puget Energy, Inc. (BB+/Ba1)
	14,500,000	6.000		09/01/21	14,791,912

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Utilities — Electric — (continued)
The AES Corp. (BB-/Ba3)
$4,500,000	7.750%	10/15/15	$4,871,250
14,300,000	8.000	10/15/17	15,658,500
6,000,000	8.000	06/01/20	6,555,000
9,250,000	7.375 (a)	07/01/21	9,920,625

			206,244,287

Utilities — Pipelines — 1.6%
Crosstex Energy LP/Crosstex Energy Finance Corp. (B+/B2)
9,545,000	8.875	02/15/18	10,380,187
El Paso Corp. (BB-/Ba3)
10,500,000	7.000	06/15/17	11,497,500
2,555,000	7.250	06/01/18	2,797,725
4,000,000	6.500	09/15/20	4,320,000
3,944,000	7.800	08/01/31	4,565,180
El Paso Natural Gas Co. (BB/Baa3)
2,750,000	8.375	06/15/32	3,475,369
El Paso Pipeline Partners Operating Co. LLC (BB/Ba1)
4,750,000	5.000	10/01/21	4,899,473
Energy Transfer Equity LP (BB-/Ba2)
5,475,000	7.500	10/15/20	5,981,438
Enterprise Products Operating LLC (BB+/Ba1)(e)
3,750,000	8.375	08/01/66	4,017,188
3,285,000	7.034	01/15/68	3,424,613
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (BB/Ba3)
2,500,000	6.750	11/01/20	2,618,750
2,500,000	6.500	08/15/21	2,606,250
Regency Energy Partners LP (BB-/B1)
9,000,000	9.375	06/01/16	9,877,500
8,250,000	6.500	07/15/21	8,569,687
Targa Resources Partners LP (BB/Ba3)
5,625,000	11.250	07/15/17	6,229,687

			85,260,547

TOTAL CORPORATE OBLIGATIONS			$4,508,544,227

Senior Term Loans(g) — 0.7%
Automotive — Parts — 0.0%
Allison Transmission, Inc. (B/B2)
$969,096	2.780%	08/07/14	$942,581

Finance — 0.1%
Nuveen Investments, Inc. (B/B3)
5,150,717	3.514	11/13/14	4,909,303

Gaming — 0.1%
Caesars Entertainment Operating Co. (B/Caa1)
3,750,000	3.375	01/28/15	3,250,800

Media — Broadcasting & Radio — 0.3%
Clear Channel Communications, Inc. (CCC+/Caa1)
23,136,608	3.946	01/28/16	17,072,966

Services Cyclical — Rental Equipment — 0.1%
Ahern Rentals, Inc. (CCC+/Ca)
3,919,605	16.000	12/15/12	3,782,419

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(g) — (continued)
Telecommunications — Internet & Data — 0.1%
Level 3 Financing, Inc. (B-/Ba3)
$5,600,000	5.750%	08/31/18	$5,511,800

TOTAL SENIOR TERM LOANS			$35,469,869

Shares	Rate	Value
Preferred Stocks — 0.1%
Ally Financial, Inc.(a)
3,070	7.000%	$2,200,710
Spanish Broadcasting Systems, Inc.(b)(c)(d)
3,074	10.750	2,151,800

TOTAL PREFERRED STOCKS		$4,352,510

Shares	Description	Value
Common Stocks(b) — 0.0%
112,122	General Motors Co.	$2,272,713
6,252	Masonite Worldwide Holdings	150,048
71	Nycomed	1
3,874	Panolam Holdings Co.	39
2,500	Port Townsend Holdings Co., Inc.	—
250	Simmons Bedding Co.	—

TOTAL COMMON STOCKS		$2,422,801

Units	Description	Expiration Date	Value
Warrants(b) — 0.0%
General Motors Co.
101,928		07/10/16	$1,195,615
101,928		07/10/19	797,077
Masonite Worldwide Holdings
30,311		06/09/14	36,373
22,734		05/20/16	28,418
Nortek, Inc.
11,520		12/07/14	31,104

TOTAL WARRANTS			$2,088,587

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$4,552,877,994

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investments — 10.7%
Repurchase Agreement(h) — 8.8%
Joint Repurchase Agreement Account II
$452,600,000	0.042%	01/03/12	$452,600,000

U.S. Treasury Obligation(f) — 1.9%
United States Treasury Bill (NR/NR)
99,400,000	0.000	03/15/12	99,395,913

TOTAL SHORT-TERM INVESTMENTS — 10.7%			$551,995,913

TOTAL INVESTMENTS — 98.5%			$5,104,873,907

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			77,331,974

NET ASSETS — 100.0%			$5,182,205,881

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,344,123,114, which represents approximately 25.9% of net assets as of December 31, 2011.

(b) Security is currently in default and/or non-income producing.

(c) Pay-in-kind securities.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(f) Issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2011. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

As a % of
High Yield Fund	Net Assets
Investments Industry Classifications†
Aerospace	0.5%
Airlines	0.4
Automotive	2.6
Automotive Parts	2.4
Banks	0.4
Building Materials	0.4
Capital Goods	1.5
Chemicals	2.4
Conglomerates	0.4
Construction Machinery	1.0
Consumer Products	2.3
Defense	0.4
Emerging Markets	0.7
Energy	10.0
Entertainment & Leisure	0.7
Environmental	0.1
Finance	7.2
Food	1.2
Gaming	5.0
Health Care	8.1
Home Construction	0.1
Lodging	0.6
Media	5.7
Metals	2.4
Packaging	3.6
Paper	1.3
Printing	0.3
Publishing	0.3
Real Estate	0.2
Restaurants	0.5
Retailers	2.3
Short-term Investments#	12.2
Services Cyclical	2.7
Technology	4.6
Telecommunications	8.4
Textiles & Apparel	0.5
Transportation	0.5
Utilities	6.1

TOTAL INVESTMENTS	100.0%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term Investments include repurchase agreements and other assets/liabilities.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Credit Suisse International (London)	USD/GBP	01/05/12	$13,830,902	$138,435
JPMorgan Securities, Inc.	USD/EUR	01/05/12	267,107,543	11,106,232
Royal Bank of Canada	USD/CAD	01/05/12	19,137,900	20,182

TOTAL				$11,264,849

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Credit Suisse International (London)	EUR/USD	01/05/12	2,080,410	(5,025)
Deutsche Bank AG (London)	EUR/USD	01/05/12	12,081,647	(138,443)
Morgan Stanley & Co.	EUR/USD	01/05/12	19,491,850	(400,686)

TOTAL				$(544,154)

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit		Upfront
		Notional	Received		Spread at		Payments
	Referenced	Amount	(Paid) by	Termination	December 31, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(a)	Value	by the Fund	Gain (Loss)

Protection Sold:
Bank of America	CDX North America
Securities LLC	High Yield Index 17	$99,000	5.000%	12/20/16	680	$(6,790,772)	$(6,635,408)	$(155,364)
	CDX North America
Barclays Bank PLC	High Yield Index 17	24,500	5.000	12/20/16	680	(1,680,546)	(2,144,505)	463,959
	CDX North America
Citibank NA	High Yield Index 17	50,000	5.000	12/20/16	680	(3,415,794)	(3,404,722)	(11,072)
	CDX North America
JPMorgan Securities, Inc.	High Yield Index 17	50,000	5.000	12/20/16	680	(3,429,683)	(3,772,098)	342,415
	CDX North America
	High Yield Index 17	24,500	5.000	12/20/16	680	(1,680,545)	(2,701,600)	1,021,055

TOTAL						$(16,997,340)	$(18,658,333)	$1,660,993

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,184,013,907

Gross unrealized gain	150,192,889
Gross unrealized loss	(229,332,889)

Net unrealized security loss	$(79,140,000)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 9.7%
Airlines(a)(b) — 0.3%
Delta Air Lines, Inc. (BB-/Ba2)
$1,988,000	9.500%	09/15/14	$2,042,670

Automotive — 0.9%
Ford Motor Credit Co. LLC (BB+/Ba1)
5,000,000	3.875	01/15/15	4,950,000

Chemicals(a) — 0.1%
Lyondell Chemical Co. (BB+/Ba2)
748,649	11.000	05/01/18	812,284

Commercial Services(a)(b) — 0.3%
Altegrity, Inc. (CCC+/Caa2)
2,000,000	10.500	11/01/15	1,815,000

Consumer Products — Household & Leisure(a) — 0.3%
Spectrum Brands Holdings, Inc. (B/B1)
750,000	9.500	06/15/18	819,375
800,000	9.500 (b)	06/15/18	874,000

			1,693,375

Energy — Coal(a)(b) — 0.5%
Arch Coal, Inc. (B+/B1)
2,600,000	7.000	06/15/19	2,665,000

Environmental(a) — 0.7%
Clean Harbors, Inc. (BB+/Ba3)
4,000,000	7.625	08/15/16	4,260,000

Finance(a)(b) — 0.4%
International Lease Finance Corp. (BBB-/Ba3)
2,000,000	7.125	09/01/18	2,065,000

Food and Beverage(a) — 0.4%
Del Monte Corp. (CCC+/B3)
2,250,000	7.625	02/15/19	2,165,625

Gaming(a) — 0.2%
MGM Resorts International (B+/Ba2)
1,000,000	11.125	11/15/17	1,141,250

Health Care(a) — 2.0%
Community Health Systems, Inc. (B/B3)
1,204,000	8.875	07/15/15	1,243,130
HCA, Inc. (BB/Ba3)
9,650,000	6.500	02/15/20	9,987,750

			11,230,880

Health Care — Services(a) — 0.4%
American Renal Holdings Co., Inc. (B/B2)
1,000,000	8.375	05/15/18	1,050,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Health Care — Services(a) — (continued)
OnCure Holdings, Inc. (B/Caa1)
$1,500,000	11.750%	05/15/17	$1,185,000

			2,235,000

Media — Broadcasting & Radio(a) — 0.2%
LIN Television Corp. (CCC+/Caa1)
1,209,000	6.500	05/15/13	1,209,000

Packaging(a)(c) — 0.3%
Berry Plastics Corp. (B/B1)
2,000,000	5.322	02/15/15	1,975,000

Paper(a)(b) — 0.1%
Longview Fibre Paper & Packaging, Inc. (B+/B2)
750,000	8.000	06/01/16	751,875

Restaurants(a) — 0.3%
CKE Restaurants, Inc. (B-/B2)
1,500,000	11.375	07/15/18	1,635,000

Telecommunications — Cellular(a) — 1.5%
Nextel Communications, Inc. (B+/B1)
3,250,000	5.950	03/15/14	3,128,125
Sprint Nextel Corp. (BB-/Ba3)(b)
3,500,000	9.000	11/15/18	3,670,625
Wind Acquisition Finance SA (BB/Ba3)(b)
2,000,000	7.250	02/15/18	1,805,000

			8,603,750

Telecommunications — Wirelines(a) — 0.5%
Frontier Communications Corp. (BB/Ba2)
3,000,000	6.250	01/15/13	3,045,000

Textiles & Apparel(a)(c) — 0.3%
Hanesbrands, Inc. (BB-/B1)
1,494,000	4.146	12/15/14	1,490,265

TOTAL CORPORATE OBLIGATIONS			$55,785,974

Senior Term Loans(d) — 81.0%
Aerospace — 1.2%
Sequa Corp. (B-/B1)
$1,500,000	6.250%	12/03/14	$1,511,250
Transdigm, Inc. (BB-/Ba2)
5,453,640	4.000	02/14/17	5,402,540

			6,913,790

Airlines — 1.5%
Delta Air Lines, Inc. (BB-/Ba2)
1,739,362	4.250	03/07/16	1,611,815
7,412,750	5.500	04/20/17	6,986,517

			8,598,332

Automotive — 1.0%
Autoparts Holdings Ltd. (B-/Caa1)
1,000,000	10.500	01/29/18	960,000

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(d) — (continued)
Automotive — (continued)
Chrysler Group LLC (B+/B2)
$4,975,000	6.000%	05/24/17	$4,697,644

			5,657,644

Automotive — Parts — 5.2%
Allison Transmission, Inc. (B/B2)
6,806,093	2.780	08/07/14	6,619,878
Delphi Corp. (BBB/Baa3)
4,462,745	3.500	03/31/17	4,440,431
Hayes Lemmerz Finance LLC (B+/B1)
3,744,911	12.000	12/23/13	3,744,911
Remy International, Inc. (B+/B1)
3,964,035	6.250	12/16/16	3,891,375
Tomkins LLC (BB/NR)
11,193,536	4.250	09/29/16	11,139,919

			29,836,514

Capital Goods — Others — 0.4%
Colfax Corp. (NR/Ba2)
2,500,000	4.500	12/07/18	2,499,225

Chemicals — 2.3%
Ashland, Inc. (BB/Baa3)
3,987,857	3.750	08/23/18	3,993,839
Rockwood Specialties Group, Inc. (BBB-/Ba1)
2,477,500	3.500	02/09/18	2,483,298
Solutia, Inc. (BB+/Ba1)
6,478,752	3.500	08/01/17	6,469,293

			12,946,430

Consumer Products — Household & Leisure — 2.5%
Armored Autogroup, Inc. (B+/Ba3)
1,989,975	6.000	11/04/16	1,876,805
B&G Foods, Inc. (NR/NR)
1,250,000	4.500	11/30/18	1,251,037
BJ’s Wholesale Club, Inc. (BB+/Ba1)
3,500,000	7.000	09/28/18	3,506,230
BJ’s Wholesale Club, Inc. (B+/B1)
1,500,000	10.000	09/28/18	1,501,500
Huish Detergents, Inc. (BB/B2)
1,000,000	4.510	10/26/14	787,500
Renfro Corp. (B/B2)
2,481,156	5.500	05/23/17	2,429,473
Spectrum Brands, Inc. (B/B1)
1,764,468	5.002	06/17/16	1,761,010
Visant Holding Corp. (BB-/B1)
1,416,360	5.260	12/22/16	1,325,303

			14,438,858

Diversified Manufacturing — 0.3%
Manitowoc Co., Inc. (BB/Ba2)
1,660,000	4.250	11/13/17	1,620,575

Energy — 1.5%
AES Corp. (BB+/Ba1)
5,952,494	4.250	06/01/18	5,924,993
Frac Tech International LLC (NR/B2)
2,924,597	6.250	05/06/16	2,879,062

			8,804,055

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(d) — (continued)
Energy — Coal — 1.9%
Walter Energy, Inc. (BB-/NR)
$10,955,757	4.000%	04/02/18	$10,835,901

Energy — Independent — 0.4%
Puget Energy, Inc. (B-/B3)
2,386,072	2.296	02/06/14	2,371,159

Entertainment — 0.8%
Rovi Solutions Corp. (BB+/Ba1)
4,528,231	4.000	02/07/18	4,494,269

Environmental — 0.5%
EnergySolutions LLC (BB+/Ba2)
2,844,548	6.250	08/12/16	2,790,018

Finance — 0.3%
iPayment, Inc. (B+/Ba2)
1,634,267	5.750	05/08/17	1,607,710

Food & Beverages — 4.3%
Burger King Corp. (BB-/Ba3)
2,870,028	4.500	10/19/16	2,812,627
Del Monte Foods Co. (B+/Ba3)
4,471,266	4.500	03/08/18	4,236,524
Dole Food Company Inc. (BB-/Ba2)
1,771,414	5.043	07/06/18	1,759,971
953,838	5.043	07/06/18	947,677
Michael Foods Group, Inc. (BB-/B1)
8,881,998	4.250	02/23/18	8,770,972
NBTY, Inc. (BB-/Ba3)
3,333,968	4.250	10/02/17	3,292,294
U.S. Foodservice, Inc. (NR/B3)
3,224,675	2.795	07/03/14	2,988,210

			24,808,275

Gaming — 2.2%
Caesars Entertainment Operating Co., Inc. (B/Caa1)
1,500,000	3.375	01/28/15	1,300,320
Chester Downs and Marina LLC (B+/B3)
5,703,389	12.375	07/29/16	5,712,914
Isle of Capri Casinos, Inc. (NR/Ba3)
3,765,552	4.750	11/01/13	3,729,290
MGM Mirage, Inc. (B-/B2)
2,000,000	7.000	02/21/14	1,959,160

			12,701,684

Health Care — 7.0%
Community Health Systems, Inc. (BB/Ba3)
364,151	2.546	07/25/14	352,316
7,100,919	2.757	07/25/14	6,870,139
Convatec, Inc. (B+/Ba3)
4,456,166	5.750	12/22/16	4,403,271
HCA, Inc. (BB-/Ba3)
7,000,000	3.829	03/31/17	6,631,520
Health Management Associates, Inc. (BB-/B1)
3,500,000	4.500	11/16/18	3,479,700
MedAssets, Inc. (BB-/Ba3)
3,766,789	5.250	11/16/16	3,744,188

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(d) — (continued)
Health Care — (continued)
Multiplan, Inc. (B/Ba3)
$11,070,775	4.750%	08/26/17	$10,508,048
Renal Advantage Holdings, Inc. (B/Ba3)
3,979,900	5.750	12/17/16	3,971,621

			39,960,803

Health Care — Medical Products — 0.5%
Biomet, Inc. (BB-/B1)
2,979,261	3.473	03/25/15	2,900,311

Health Care — Pharmaceutical — 0.7%
Aptalis Pharma, Inc. (NR/B1)
1,235,614	5.500	02/10/17	1,180,012
Warner Chilcott Corp. (BBB-/Ba3)
1,361,143	4.250	03/15/18	1,339,664
935,786	4.250	03/15/18	921,019
Warner Chilcott Corp. LLC (BBB-/Ba3)
680,571	4.250	03/15/18	669,832

			4,110,527

Health Care — Services — 4.6%
DaVita, Inc. (BB/Ba2)
15,390,316	4.500	10/20/16	15,382,621
Emergency Medical Services Corp. (B+/B1)
2,233,125	5.250	05/25/18	2,169,860
Universal Health Services, Inc. (BB+/NR)
6,199,014	3.750	11/15/16	6,171,305
Valitas Health Services, Inc. (NR/Ba3)
2,985,000	5.750	06/02/17	2,850,675

			26,574,461

Lodging — 0.3%
Las Vegas Sands LLC (BB-/Ba3)
1,235,230	1.930	05/23/14	1,211,045
Las Vegas Sands LLC (BB/Ba3)
253,413	1.930	05/23/14	248,451
Las Vegas Sands LLC (B+/B3)
413,179	2.930	11/23/16	395,404
Las Vegas Sands LLC (B-/B3)
83,043	2.930	11/23/16	79,470

			1,934,370

Media — Broadcasting & Radio — 3.9%
Cumulus Media, Inc. (B/Ba2)
1,850,000	5.750	09/17/18	1,811,021
Cumulus Media, Inc. (CCC+/B2)
1,000,000	7.500	02/11/19	971,250
Entercom Radio LLC (NR/Ba3)
3,000,000	6.271	11/23/18	2,987,670
Hubbard Radio LLC (B+/Ba3)
4,228,750	5.250	04/28/17	4,146,839
Hubbard Radio LLC (NR/Caa1)
2,750,000	8.750	04/30/18	2,722,500
Sinclair Television Group, Inc. (BB+/Ba1)
4,500,000	4.000	12/15/16	4,480,695
Univision Communications, Inc. (B-/B2)
6,000,000	4.546	03/31/17	5,331,420

			22,451,395

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(d) — (continued)
Media — Cable — 1.2%
Charter Communications Operating LLC (BB+/Ba2)
$6,941,823	3.830%	09/06/16	$6,775,844

Media — Non Cable — 2.0%
Nielsen Finance LLC (NR/Ba2)
4,450,958	3.526	05/02/16	4,345,247
TWCC Holding Corp. (BB-/Ba3)
6,964,912	4.250	02/11/17	6,932,247

			11,277,494

Metals — 2.6%
Metaldyne Co. LLC (B+/B1)
2,977,500	5.250	05/18/17	2,929,116
Novelis, Inc. (BB-/Ba2)
8,927,343	3.750	03/10/17	8,763,705
Novelis, Inc. (NR/B1)
1,246,875	3.750	03/10/17	1,217,262
Potters Industries (NR/Ba3)
997,500	6.000	05/05/17	985,031
Potters Industries (NR/Caa1)
1,000,000	10.250	11/13/17	989,170

			14,884,284

Metals & Mining — 0.4%
SunCoke Energy, Inc (BB+/Ba1)
2,487,501	4.002	07/26/18	2,443,970

Packaging — 1.2%
Reynolds Group Holdings, Inc. (B+/Ba3)
3,923,596	6.500	02/09/18	3,894,992
Reynolds Group Holdings, Inc. (BB/Ba3)
2,960,385	6.500	08/09/18	2,938,715

			6,833,707

Restaurants — 1.9%
DineEquity, Inc. (BB-/Ba2)
4,416,723	4.273	10/19/17	4,346,807
Dunkin’ Brands, Inc. (B/B3)
5,912,791	4.000	11/23/17	5,809,908
OSI Restaurant Partners LLC (BB-/B1)
88,361	1.110	06/14/13	83,336
OSI Restaurant Partners LLC (B+/B3)
896,331	2.739	06/14/14	845,356

			11,085,407

Retailers — 7.5%
Academy Ltd. (B/B2)
4,500,000	6.000	08/03/18	4,448,115
Bass Pro Group LLC (BB-/Ba3)
3,482,500	5.250	06/13/17	3,436,078
Burlington Coat Factory Warehouse Corp. (B-/B3)
4,500,000	6.250	02/23/17	4,408,335
CDW LLC (B/B2)
3,500,000	4.000	07/14/17	3,309,705
Dollar General Corp. (BB-/Ba3)
4,000,000	3.114	07/07/14	3,993,160
Michaels Stores, Inc. (B/B2)
8,239,496	5.015	07/29/16	8,093,246
Neiman-Marcus Group, Inc. (BB-/B3)
2,125,000	4.750	05/16/18	2,045,313

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(d) — (continued)
Retailers — (continued)
Petco Animal Supplies, Inc. (B/B1)
$5,500,000	4.500%	11/24/17	$5,349,465
Pilot Travel Centers LLC (BB+/Ba2)
2,376,148	4.250	03/30/18	2,374,176
Savers, Inc. (BB-/Ba3)
2,789,348	4.250	03/03/17	2,735,876
Supervalu, Inc. (BB-/Ba3)
2,977,500	4.500	04/30/18	2,909,970

			43,103,439

Services Cyclical — Business Services — 6.6%
Fifth Third Processing Solutions LLC (BB-/Ba3)
6,206,856	4.500	11/03/16	6,178,925
First Data Corp. (B+/B1)
3,907,890	3.044	09/24/14	3,539,102
6,285,076	4.294	03/24/18	5,246,279
ServiceMaster Co. (B+/B1)
528,117	2.800	07/24/14	502,783
4,219,997	2.834	07/24/14	4,017,563
Trans Union LLC (NR/Ba3)
8,932,500	4.750	02/12/18	8,891,589
VeriFone Systems, Inc. (BB/Ba3)
1,700,000	4.250	12/28/18	1,690,446
Waste Industries USA, Inc. (B+/B1)
3,151,312	4.750	03/17/17	3,088,286
West Corp. (BB-/Ba3)
1,000,000	4.584	07/15/16	991,780
3,585,538	4.680	07/15/16	3,556,065

			37,702,818

Services Cyclical — Consumer Services — 0.8%
Acosta, Inc. (B+/NR)
4,507,350	4.750	03/01/18	4,394,666

Services Cyclical — Rental Equipment — 0.3%
BakerCorp International, Inc. (B/Ba3)
1,995,000	5.000	06/01/18	1,972,058

Technology — 0.5%
Sensata Technologies Finance Co. LLC (BB+/Ba3)
2,985,000	4.000	05/12/18	2,948,314

Technology — Software/Services — 4.1%
Aspect Software, Inc. (B+/Ba3)
2,833,047	6.250	05/06/16	2,822,423
Autotrader.com, Inc. (BB+/Ba3)
6,949,987	4.000	12/15/16	6,939,146
CCC Information Services, Inc. (B+/B1)
1,989,950	5.500	11/11/15	1,984,975
Dealer Computer Services, Inc. (BB+/Ba2)
3,865,714	3.750	04/20/18	3,845,187
Sungard Data Systems, Inc. (BB/Ba3)
8,000,000	3.997	02/26/16	7,815,040

			23,406,771

Telecommunications — Internet & Data — 1.0%
Level 3 Financing, Inc. (B-/Ba3)
3,100,000	5.750	08/31/18	3,051,175

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(d) — (continued)
Telecommunications — Internet & Data — (continued)
Level 3 Financing, Inc. (B-/Caa1)
$3,000,000	5.750%	09/01/18	$2,952,750

			6,003,925

Telecommunications — Wirelines — 1.0%
CommScope, Inc. (BB/Ba3)
5,775,393	5.000	01/14/18	5,720,526

Transportation Services — 0.5%
Swift Transportation Co., Inc. (BB-/B1)
3,000,000	1.000	12/21/16	2,992,500

Utilities — Electric — 1.5%
Calpine Corp. (B+/B1)
8,674,400	4.500	04/01/18	8,486,426

Wireless Telecommunications — 4.6%
BBHI Acquisition LLC (BB+/Ba3)
7,897,954	4.500	12/14/17	7,792,675
Intelsat Jackson Holdings SA (BB-/B1)
12,935,000	5.250	04/02/18	12,821,819
NeuStar, Inc. (NR/NR)
5,486,250	5.000	11/08/18	5,486,250

			26,100,744

TOTAL SENIOR TERM LOANS			$464,989,199

Short-term Investment(e) — 9.7%
Repurchase Agreement — 9.7%
Joint Repurchase Agreement Account II
$55,700,000	0.042%	01/03/12	$55,700,000

TOTAL INVESTMENTS — 100.4%			$576,475,173

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(2,302,130)

NET ASSETS — 100.0%			$574,173,043

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,689,170, which represents approximately 2.7% of net assets as of December 31, 2011.

(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

(d) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2011. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(e) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviation:
NR	— Not Rated

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$583,499,245

Gross unrealized gain	2,155,427
Gross unrealized loss	(9,179,499)

Net unrealized security loss	$(7,024,072)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 79.4%
Banks — 16.6%
Abbey National Treasury Services PLC
$2,700,000	2.875%	04/25/14	$2,489,113
3,875,000	4.000	04/27/16	3,435,638
Astoria Financial Corp.(a)
2,900,000	5.750	10/15/12	2,947,587
Bank of America Corp.
5,775,000	5.000	05/13/21	5,221,465
Bank of Scotland PLC(b)
1,000,000	5.250	02/21/17	1,047,187
Canadian Imperial Bank of Commerce(b)
5,300,000	1.500	12/12/14	5,307,277
Capital One Capital IV(a)(c)
6,400,000	6.745	02/17/37	6,272,000
Citigroup Capital XXI(a)(c)
5,277,000	8.300	12/21/57	5,316,577
Citigroup, Inc.
3,400,000	6.125	05/15/18	3,573,445
2,750,000	5.375	08/09/20	2,807,056
Discover Bank
3,700,000	8.700	11/18/19	4,213,272
Fifth Third Bank(c)
2,950,000	0.576	05/17/13	2,894,829
HSBC Capital Funding LP(a)(b)(c)
1,050,000	4.610	12/29/49	965,467
ING Bank NV(b)
5,400,000	2.375	06/09/14	5,264,228
2,600,000	2.500	01/14/16	2,553,143
JPMorgan Chase & Co.
7,200,000	4.350	08/15/21	7,242,675
JPMorgan Chase Capital XXV
1,300,000	6.800	10/01/37	1,300,000
Manufacturers & Traders Trust Co.(a)(c)
3,525,000	1.872	04/01/13	3,489,930
Merrill Lynch & Co., Inc.
1,250,000	6.400	08/28/17	1,210,380
MUFG Capital Finance 1 Ltd.(a)(c)
2,650,000	6.346	07/25/49	2,689,750
National City Preferred Capital Trust I(a)(c)
2,400,000	12.000	12/10/49	2,520,000
Nordea Eiendomskreditt AS(b)
2,800,000	1.875	04/07/14	2,800,770
Regions Financial Corp.
3,600,000	5.750	06/15/15	3,456,000
Royal Bank of Scotland PLC(b)
3,825,000	4.875	08/25/14	3,742,682
Santander Holdings USA, Inc.
855,000	4.625	04/19/16	815,948
Sumitomo Mitsui Banking Corp.(b)
5,325,000	2.900	07/22/16	5,488,312

			89,064,731

Brokerage — 1.6%
Morgan Stanley
7,000,000	6.250 (a)	08/28/17	6,808,287
2,150,000	5.500	07/28/21	1,966,321

			8,774,608

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Chemicals(a) — 3.9%
Ecolab, Inc.
$4,625,000	3.000%	12/08/16	$4,799,468
4,200,000	4.350	12/08/21	4,506,968
Incitec Pivot Ltd.(b)
3,700,000	4.000	12/07/15	3,775,661
The Dow Chemical Co.
6,823,000	7.600	05/15/14	7,727,225

			20,809,322

Distributors(a)(b) — 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
2,300,000	6.750	09/30/19	2,714,000
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000	06/01/16	1,215,439

			3,929,439

Diversified Manufacturing(a)(b) — 1.7%
Illinois Tool Works, Inc.
4,900,000	4.875	09/15/41	5,580,730
Xylem, Inc.
3,650,000	3.550	09/20/16	3,731,249

			9,311,979

Electric(a) — 4.3%
Arizona Public Service Co.
6,115,000	8.750	03/01/19	7,876,328
Enel Finance International SA(b)
600,000	3.875	10/07/14	584,096
Ipalco Enterprises, Inc.
4,025,000	5.000	05/01/18	3,924,375
Nevada Power Co.
2,675,000	7.125	03/15/19	3,350,868
PPL WEM Holdings PLC(b)
3,700,000	5.375	05/01/21	3,880,005
Progress Energy, Inc.
1,000,000	7.000	10/30/31	1,331,180
Puget Sound Energy, Inc.(c)
2,000,000	6.974	06/01/67	1,980,000

			22,926,852

Energy — 9.8%
Anadarko Petroleum Corp.(a)
7,428,000	6.375	09/15/17	8,599,025
1,825,000	8.700	03/15/19	2,320,508
BP Capital Markets PLC(a)
8,600,000	4.500	10/01/20	9,465,165
Dolphin Energy Ltd.(a)(b)
463,595	5.888	06/15/19	500,683
Gaz Capital SA for Gazprom(d)
990,000	9.250	04/23/19	1,175,625
Nexen, Inc.(a)
10,000	6.400	05/15/37	10,585
2,525,000	7.500	07/30/39	3,024,767
Pemex Project Funding Master Trust(a)
900,000	6.625	06/15/35	1,019,250
Petrobras International Finance Co.(a)
430,000	5.750	01/20/20	458,914
2,440,000	5.375	01/27/21	2,562,744
Petroleos Mexicanos(a)
1,130,000	5.500	01/21/21	1,223,225
PTT Exploration and Production Public Co. Ltd.(b)
820,000	5.692	04/05/21	857,638
Schlumberger Investment SA(a)(b)
1,800,000	3.300	09/14/21	1,849,207

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Energy — (continued)
TNK-BP Finance SA
$470,000	7.500%	07/18/16	$493,500
Transocean, Inc.(a)
8,925,000	6.500	11/15/20	9,182,234
2,450,000	6.375	12/15/21	2,604,063
Valero Logistics(a)
2,000,000	6.050	03/15/13	2,095,463
Weatherford International Ltd.(a)
3,775,000	9.625	03/01/19	4,888,412

			52,331,008

Financial(b) — 1.0%
FUEL Trust
5,350,000	3.984	06/15/16	5,314,548

Food & Beverage — 4.9%
Anheuser-Busch InBev Worldwide, Inc.(a)
6,281,000	4.125	01/15/15	6,761,321
Kraft Foods, Inc.
7,900,000	6.500	02/09/40	10,149,621
Pernod-Ricard SA(a)(b)
8,850,000	4.450	01/15/22	9,271,127

			26,182,069

Health Care — Medical Products(a) — 2.6%
DENTSPLY International, Inc.
650,000	2.750	08/15/16	654,511
Humana, Inc.
2,765,000	7.200	06/15/18	3,208,763
Life Technologies Corp.
2,675,000	4.400	03/01/15	2,804,628
PerkinElmer, Inc.
3,175,000	5.000	11/15/21	3,230,723
Thermo Fisher Scientific, Inc.
3,975,000	2.250	08/15/16	4,064,738

			13,963,363

Health Care — Pharmaceutical(a) — 0.5%
Amgen, Inc.
2,525,000	3.875	11/15/21	2,548,015

Health Care — Services(a) — 1.9%
AmerisourceBergen Corp.
2,400,000	3.500	11/15/21	2,465,874
Aristotle Holding, Inc.(b)
3,575,000	3.500	11/15/16	3,624,676
Express Scripts, Inc.
3,975,000	3.125	05/15/16	3,996,855

			10,087,405

Life Insurance — 2.2%
MetLife Capital Trust X(a)(b)
1,500,000	9.250	04/08/38	1,713,750
Nationwide Financial Services, Inc.(a)(b)
2,450,000	5.375	03/25/21	2,406,503
Prudential Financial, Inc.
3,650,000	6.000	12/01/17	4,043,375
Reinsurance Group of America, Inc.(a)
1,650,000	5.000	06/01/21	1,696,912
2,100,000	6.750 (c)	12/15/65	1,806,000

			11,666,540

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Media — Cable — 1.0%
Comcast Cable Communications Holdings, Inc.
$2,200,000	8.375%	03/15/13	$2,395,387
Cox Communications, Inc.(a)(b)
2,025,000	8.375	03/01/39	2,711,392

			5,106,779

Media — Non Cable(a) — 3.1%
NBCUniversal Media LLC
7,325,000	2.875	04/01/16	7,497,635
News America, Inc.
5,350,000	6.150	02/15/41	6,138,956
WPP Finance UK
2,875,000	8.000	09/15/14	3,224,821

			16,861,412

Metals & Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.(a)
5,075,000	8.375	04/01/17	5,373,156
Newcrest Finance Pty Ltd.(b)
2,400,000	4.450	11/15/21	2,367,288

			7,740,444

Noncaptive — Financial — 2.4%
GE Capital Trust I(a)(c)
3,280,000	6.375	11/15/67	3,181,600
General Electric Capital Corp.
2,325,000	5.625	05/01/18	2,600,046
International Lease Finance Corp.
3,225,000	5.750	05/15/16	2,999,250
SLM Corp.(a)
4,100,000	6.250	01/25/16	4,007,858

			12,788,754

Pipelines(a) — 3.2%
Energy Transfer Partners LP
3,727,000	5.950	02/01/15	4,034,395
Enterprise Products Operating LLC
3,973,000	7.550	04/15/38	5,022,435
Tennessee Gas Pipeline Co.
1,460,000	7.000	10/15/28	1,701,380
2,125,000	8.375	06/15/32	2,685,513
TransCanada PipeLines Ltd.(c)
3,875,000	6.350	05/15/67	3,855,625

			17,299,348

Property/Casualty Insurance(a) — 1.7%
Arch Capital Group Ltd.
1,245,000	7.350	05/01/34	1,473,426
QBE Capital Funding III Ltd.(b)(c)
3,175,000	7.250	05/24/41	2,795,708
QBE Insurance Group Ltd.(b)(c)
855,000	5.647	07/01/23	765,569
Transatlantic Holdings, Inc.
3,725,000	8.000	11/30/39	4,246,999

			9,281,702

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Real Estate Investment Trusts — 6.6%
Brandywine Operating Partnership LP(a)
$1,000,000	4.950%	04/15/18	$987,060
Developers Diversified Realty Corp.
590,000	9.625	03/15/16	685,138
3,750,000	7.500 (a)	04/01/17	4,049,232
Duke Realty LP(a)
2,875,000	8.250	08/15/19	3,415,270
ERP Operating LP(a)
4,825,000	4.625	12/15/21	4,883,023
HCP, Inc.(a)
2,975,000	6.300	09/15/16	3,260,371
Kilroy Realty LP(a)
2,300,000	5.000	11/03/15	2,383,803
1,125,000	6.625	06/01/20	1,211,198
Pan Pacific Retail Properties, Inc.(a)
1,350,000	5.950	06/01/14	1,440,655
Post Apartment Homes LP(a)
3,000,000	6.300	06/01/13	3,137,970
ProLogis(d)
8,000,000	2.250	04/01/37	7,980,000
UDR, Inc.(a)
1,900,000	4.250	06/01/18	1,926,942

			35,360,662

Retailers — 1.7%
Macy’s Retail Holdings, Inc.
4,125,000	7.450	07/15/17	4,821,537
O’Reilly Automotive, Inc.(a)
4,050,000	4.625	09/15/21	4,250,533

			9,072,070

Technology — Hardware(a) — 1.0%
Hewlett-Packard Co.
1,400,000	3.000	09/15/16	1,400,614
Intel Corp.
3,950,000	1.950	10/01/16	4,014,875

			5,415,489

Tobacco — 0.5%
Altria Group, Inc.
2,075,000	9.700	11/10/18	2,804,331

Transportation(b) — 0.3%
Transnet Ltd.
1,550,000	4.500	02/10/16	1,557,750

Wireless Telecommunications(a) — 0.7%
America Movil SAB de C.V.
3,925,000	2.375	09/08/16	3,873,385

Wirelines Telecommunications(a) — 4.1%
AT&T, Inc.
6,375,000	2.950	05/15/16	6,643,746
2,300,000	3.875	08/15/21	2,436,715
2,300,000	6.400	05/15/38	2,841,129
Qwest Corp.
4,150,000	8.375	05/01/16	4,702,900

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Wirelines Telecommunications(a) — (continued)
Verizon Communications, Inc.
$5,100,000	3.500%	11/01/21	$5,305,184

			21,929,674

TOTAL CORPORATE OBLIGATIONS			$426,001,679

Mortgage-Backed Obligations — 2.0%
Collateralized Mortgage Obligations — 2.0%
Countrywide Alternative Loan Trust Series 2007-06, Class A4
$1,171,019	5.750%	04/25/47	$678,981
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
1,861,661	5.750	07/25/37	1,230,046
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
1,425,885	6.000	08/25/37	1,035,865
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
1,500,000	2.699	05/25/18	1,550,557
NCUA Guaranteed Notes Series 2010-C1, Class A2
2,500,000	2.900	10/29/20	2,634,570
Residential Asset Securitization Trust Series 2007-A2, Class 1A3
887,457	6.000	04/25/37	632,806
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21, Class 7A1(c)
1,494,160	5.473	11/25/35	1,183,148
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR15, Class A1A1(c)
1,265,886	0.554	11/25/45	870,248
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
1,201,754	6.000	06/25/37	889,605

TOTAL MORTGAGE-BACKED OBLIGATIONS			$10,705,826

Agency Debentures — 0.1%
Tennessee Valley Authority
$500,000	4.625%	09/15/60	$594,191

Asset-Backed Securities(c) — 0.6%
Student Loan — 0.6%
Brazos Higher Education Authority, Inc. Series 2011-2, Class A3
$2,300,000	1.418%	10/27/36	$2,044,721
Louisiana Public Facilities Authority Series 2011-A, Class A3
1,500,000	1.368	04/25/35	1,389,270

TOTAL ASSET-BACKED SECURITIES			$3,433,991

Foreign Debt Obligations — 3.2%
Sovereign — 2.8%
Federal Republic of Brazil
$820,000	8.250%	01/20/34	$1,236,150
4,250,000	7.125	01/20/37	5,886,250
Republic of Colombia
1,810,000	4.375	07/12/21	1,936,700
230,000	7.375	09/18/37	322,000
930,000	6.125	01/18/41	1,143,900
United Mexican States
3,800,000	6.050	01/11/40	4,645,500

			15,170,500

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Foreign Debt Obligations — (continued)
Supranational — 0.4%
North American Development Bank
$2,000,000	4.375%	02/11/20	$2,223,471

TOTAL FOREIGN DEBT OBLIGATIONS			$17,393,971

Municipal Debt Obligations — 2.7%
California — 1.6%
California State GO Bonds Build America Taxable Series 2009
$1,450,000	7.500%	04/01/34	$1,739,783
455,000	7.300	10/01/39	538,006
California State GO Bonds Build America Taxable Series 2010
2,320,000	7.625	03/01/40	2,854,412
California State University RB Build America Bonds Series 2010
2,825,000	6.484	11/01/41	3,205,160

			8,337,361

Illinois — 1.0%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Bonds Taxable Direct Payment Series 2009
1,775,000	5.720	12/01/38	2,173,594
Illinois State GO Bonds Build America Series 2010
3,225,000	6.630	02/01/35	3,328,490

			5,502,084

New Jersey — 0.1%
New Jersey State Turnpike Authority RB Build America Taxable Series 2009 F
350,000	7.414	01/01/40	501,893

TOTAL MUNICIPAL DEBT OBLIGATIONS			$14,341,338

U.S. Treasury Obligations — 10.1%
United States Treasury Notes
$12,700,000	0.250%	10/31/13	$12,703,175
24,700,000	0.250 (e)	11/30/13	24,702,964
9,200,000	0.625	07/15/14	9,271,208
7,300,000	0.250	12/15/14	7,276,056

TOTAL U.S. TREASURY OBLIGATIONS			$53,953,403

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$526,424,399

Short-term Investment — 0.9%(f)
Repurchase Agreement — 0.9%
Joint Repurchase Agreement Account II
$5,000,000	0.042%	01/03/12	$5,000,000

TOTAL INVESTMENTS — 99.0%			$531,424,399

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			5,224,731

NET ASSETS — 100.0%			$536,649,130

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $84,386,085, which represents approximately 15.7% of net assets as of December 31, 2011.

(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Ultra Long U.S. Treasury Bonds	134	March 2012	$21,465,125	$332,463
2 Year U.S. Treasury Notes	41	March 2012	9,042,422	(3,271)
5 Year U.S. Treasury Notes	120	March 2012	14,790,938	30,426
10 Year U.S. Treasury Notes	152	March 2012	19,931,000	198,284
30 Year U.S. Treasury Bonds	38	March 2012	5,502,875	47,943

TOTAL				$605,845

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Citibank NA	$8,000	06/20/22	2.500%	3 month LIBOR	$251,126	$184,000	$67,126
	3,000	06/20/42	2.750	3 month LIBOR	63,325	(5,000)	68,325
Deutsche Bank Securities, Inc.	4,200	10/14/19	2.945	3 month LIBOR	117,319	—	117,319
	4,200	11/25/19	2.539	3 month LIBOR	30,377	—	30,377
	4,200	12/06/19	2.785	3 month LIBOR	75,486	—	75,486
	1,800	10/14/29	3 month LIBOR	3.319%	(100,724)	—	(100,724)
	1,700	11/25/29	3 month LIBOR	2.910	(8,289)	—	(8,289)
	1,700	12/06/29	3 month LIBOR	3.152	(56,570)	—	(56,570)
	3,000	06/20/42	3 month LIBOR	2.750	(63,325)	51,389	(114,714)
JPMorgan Securities, Inc.	8,000	06/20/22	3 month LIBOR	2.500	(251,126)	(148,527)	(102,599)

TOTAL					$57,599	$81,862	$(24,263)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2011.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit Spread at		Upfront
		Notional	Received		December 31,		Payments
	Referenced	Amount	(Paid) by	Termination	2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$12,400	(1.000)%	06/20/14	92	$(28,265)	$(112,604)	$84,339
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	3,900	(1.000)	06/20/14	92	(8,890)	(37,471)	28,581
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	10,400	(1.000)	06/20/14	92	(23,706)	(103,763)	80,057
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	24,200	(1.000)	06/20/14	92	(55,164)	(204,823)	149,659
	CDX North America Investment Grade Index 17	51,800	(1.000)	12/20/16	119	456,035	728,931	(272,896)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	12,400	1.000	06/20/16	117	(85,655)	15,820	(101,475)
Credit Suisse International (London)	Prudential Financial, Inc. 4.50% 07/15/13	2,350	1.000	06/22/15	246	(111,183)	(82,812)	(28,371)
	MetLife, Inc. 5.00% 06/15/15	1,825	1.000	03/20/15	288	(103,058)	(62,678)	(40,380)
Deutsche Bank Securities, Inc.	MetLife, Inc. 5.00% 06/15/15	5,200	1.000	09/20/15	302	(359,820)	(228,823)	(130,997)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	19,200	1.000	06/20/16	117	(132,629)	23,414	(156,043)

TOTAL						$(452,335)	$(64,809)	$(387,526)

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$13,000	$(141,665)

Contracts Written	279,400	(6,496,100)
Contracts Bought to Close	(262,100)	6,358,220
Contracts Expired	(30,300)	279,545

Contracts Outstanding December 31, 2011	$—	$—

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$514,150,497

Gross unrealized gain	22,623,561
Gross unrealized loss	(5,349,659)

Net unrealized security gain	$17,273,902

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — 63.7%
Brazil — 8.9%
Brazil Letras do Tesouro Nacional (NR/NR)
BRL	110,727,000	0.000	%(a)	07/01/12	$56,543,968
	74,343,704	6.000		08/15/40	42,435,781
Brazil Notas do Tesouro Nacional (NR/Baa2)
	8,159,000	10.000		01/01/13	4,371,544
	51,814,000	10.000		01/01/17	26,698,494
	16,638,000	10.000		01/01/21	8,303,422

					138,353,209

Chile — 0.2%
Republic of Chile (A+/Aa3)
CLP	1,619,000,000	5.500		08/05/20	3,249,841

Colombia — 2.2%
Republic of Colombia (BBB-/Baa3)
COP	23,414,000,000	7.750		04/14/21	14,489,020
	25,708,000,000	9.850		06/28/27	18,986,920

					33,475,940

Hungary — 2.7%
Hungary Government Bond (BB+/Ba1)
HUF	9,084,320,000	5.500		02/12/16	32,630,782
	1,301,240,000	6.750		02/24/17	4,729,911
	1,137,610,000	6.750		11/24/17	4,073,062

					41,433,755

Indonesia — 5.7%
Republic of Indonesia (BB+/Baa3)
IDR	47,086,000,000	15.000		07/15/18	7,789,248
	63,600,000,000	11.000		11/15/20	9,398,842
Republic of Indonesia (NR/Baa3)
	149,136,000,000	8.250		07/15/21	19,161,118
	351,965,000,000	10.500		08/15/30	52,886,938

					89,236,146

Ivory Coast(b) — 0.3%
Republic of Ivory Coast (NR/NR)
	$8,174,000	3.750		12/31/32	4,066,565

Malaysia — 4.8%
Malaysia Government Bond (NR/A3)
MYR	106,025,000	4.378		11/29/19	35,135,414
	120,175,000	4.160		07/15/21	39,312,768

					74,448,182

Mexico — 3.6%
Mexican Bonos (A-/Baa1)
MXN	24,358,000	6.500		06/10/21	1,747,076
	235,779,100	10.000		11/20/36	21,199,455
	433,659,700	8.500		11/18/38	33,593,423

					56,539,954

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Peru — 2.5%
Peru Government Bond (BBB+/Baa3)
PEN	1,971,000	9.910%		05/05/15	$852,523
	37,403,000	7.840		08/12/20	15,832,410
	14,750,000	8.200		08/12/26	6,527,486
	24,180,000	6.900		08/12/37	9,325,322
Peru Government Bond (NR/Baa3)
	1,390,000	9.910		05/05/15	601,221
	2,786,000	6.950		08/12/31	1,087,719
Peru Government Bond (NR/NR)
	1,390,000	4.400		09/12/13	516,926
	9,790,000	6.850		02/12/42	3,706,876

					38,450,483

Philippines — 0.6%
Republic of Philippines (BB/Ba2)
PHP	434,000,000	4.950		01/15/21	9,995,212

Poland — 2.3%
Poland Government Bond (A/A2)
PLN	103,633,916	3.000		08/24/16	30,692,553
	15,775,000	5.750		10/25/21	4,526,604

					35,219,157

Russia — 0.5%
Russian Federation (BBB+/Baa1)
RUB	250,000,000	7.850		03/10/18	7,902,745

South Africa — 4.6%
Republic of South Africa (A/A3)
ZAR	45,925,000	7.250		01/15/20	5,463,819
	432,920,000	10.500		12/21/26	62,586,759
	19,145,000	10.500		12/21/26	2,767,771

					70,818,349

Thailand — 8.4%
Thailand Government Bond (A-/Baa1)
THB	1,584,475,000	3.625		05/22/15	51,126,401
	166,325,000	3.125		12/11/15	5,287,986
	895,425,000	4.125		11/18/16	29,634,533
	505,500,000	2.800		10/10/17	15,678,004
	194,500,000	3.875		06/13/19	6,384,145
	695,275,000	3.650		12/17/21	22,723,261

					130,834,330

Turkey — 15.7%
Turkey Government Bond (NR/NR)
TRY	152,925,000	0.000	(a)	05/15/13	69,972,020
	292,800,000	0.000	(a)	07/17/13	131,684,626
	28,575,000	10.000		12/04/13	14,869,006
	20,025,000	11.000		08/06/14	10,732,871
	25,150,000	9.000		01/27/16	12,773,212
	5,600,000	10.500		01/15/20	3,097,558

					243,129,293

Venezuela — 0.7%
Republic of Venezuela (B+/B2)
	$4,590,000	7.750		10/13/19	3,281,850
	4,780,000	9.000		05/07/23	3,346,000
	5,650,000	8.250		10/13/24	3,672,500
	500,000	9.250		05/07/28	346,250

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Venezuela — (continued)
Republic of Venezuela (B+/B2) — (continued)
	$210,000	11.950%		08/05/31	$172,200

					10,818,800

TOTAL SOVEREIGN DEBT OBLIGATIONS					$987,971,961

Structured Notes — 11.9%
Brazil — 1.5%
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau) (NR/NR)
BRL	32,808,899	6.000%		08/15/40	$18,727,494
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)(c)
	6,603,843	6.000		08/15/40	3,769,509

					22,497,003

Colombia — 2.2%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	24,174,000,000	11.250	(c)(d)	10/25/18	15,004,466
	15,491,000,000	11.250	(d)	10/25/18	9,615,048
	11,545,000,000	11.000	(d)	07/27/20	7,177,017
	4,226,000,000	11.000		07/25/24	2,585,523

					34,382,054

Indonesia — 3.1%
Republic of Indonesia (Issuer Barclays Bank PLC) (NR/NR)
IDR	140,000,000,000	10.000		07/17/17	18,682,106
Republic of Indonesia (Issuer HSBC Corp.) (NR/NR)
	46,000,000,000	10.000		07/15/17	6,142,414
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (A/NR)
	89,100,000,000	10.000		07/17/17	11,891,792
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	80,000,000,000	11.000		11/17/20	11,756,272

					48,472,584

Russia — 5.1%
Russian Federation (Issuer Credit Suisse Nassau) (NR/NR)
RUB	210,000,000	7.500		03/15/18	6,302,478
Russian Federation (Issuer Deutsche Bank AG (London)) (NR/NR)
	85,000,000	7.350		01/22/16	2,599,833
	450,000,000	7.350	(d)	01/22/16	13,763,818
Russian Federation (Issuer JPMorgan Chase Bank NA) (NR/NR)
	1,865,400,000	7.350		01/22/16	57,055,614

					79,721,743

TOTAL STRUCTURED NOTES					$185,073,384

Corporate Obligations — 10.0%
Brazil(d) — 0.1%
Banco Votorantim SA (BBB-/Baa1)
BRL	1,595,429	6.250%		05/16/16	$828,869

Colombia — 0.6%
Empresa de Energia de Bogota SA (BB+/Baa3)(d)(e)
	$6,580,000	6.125		11/10/21	6,610,189
Empresas Publicas de Medellin ESP (NR/Baa3)
COP	4,558,000,000	8.375		02/01/21	2,452,234

					9,062,423

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Hong Kong — 0.6%
Evergrande Real Estate Group Ltd. (BB-/B2)
CNY	51,700,000	7.500%	01/19/14	$6,464,554
Melco Crown Entertainment, Ltd. (NR/NR)
	21,750,000	3.750	05/09/13	3,299,703

				9,764,257

Ireland — 0.0%
MTS International Funding Ltd. (BB/Ba2)
	320,000	8.625	06/22/20	343,600

Luxembourg(f) — 0.9%
Gaz Capital SA for Gazprom (BBB/Baa1)
	12,050,000	9.250	04/23/19	14,309,375

Mexico(d) — 2.9%
Petroleos Mexicanos (NR/Baa1)
MXN	626,380,000	7.650	11/24/21	44,306,264

Netherlands(d) — 0.3%
VimpelCom Holdings BV (BB/Ba3)
	$6,010,000	7.504	03/01/22	4,995,813

Russia — 1.6%
Red Arrow International Leasing PLC (BBB/Baa2)
RUB	8,907,959	8.375	06/30/12	275,227
RSHB Capital SA for OJSC Russian Agricultural Bank (NR/Baa1)
	632,800,000	7.500	03/25/13	19,529,939
	188,000,000	8.700	03/17/16	5,677,245

				25,482,411

South Africa — 2.7%
Transnet Ltd. (NR/NR)
ZAR	8,000,000	9.250	11/14/17	1,030,870
	46,000,000	10.500	09/17/20	6,195,771
	18,000,000	10.800	11/06/23	2,421,747
	93,000,000	9.500	08/19/25	11,454,070
	181,000,000	8.900	11/14/27	21,215,885

				42,318,343

United States — 0.1%
JPMorgan Chase & Co. (A/Aa3)
PHP	52,000,000	6.000	10/10/12	1,222,127

Venezuela(e) — 0.2%
Petroleos de Venezuela SA (B+/NR)
	$3,600,000	8.500	11/02/17	2,718,000

TOTAL CORPORATE OBLIGATIONS				$155,351,482

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$1,328,396,827

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(g) — 14.4%
Repurchase Agreement — 14.4%
Joint Repurchase Agreement Account II
$223,100,000	0.042%	01/03/12	$223,100,000

TOTAL INVESTMENTS — 100.0%			$1,551,496,827

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			114,663

NET ASSETS — 100.0%			$1,551,611,490

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Issued with a zero coupon. Income is recognized through the accretion of discount.

(b) Security is currently in default and/or non-income producing.

(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(d) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $102,301,484, which represents approximately 6.6% of net assets as of December 30, 2011.

(e) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BGN	— New Bulgarian Lev
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
NR	— Not Rated

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Bank of America NA	PLN/USD	03/21/12	$123,400,457	$38,206
Barclays Bank PLC	BRL/USD	01/18/12	3,924,834	102,099
	CLP/USD	01/23/12	4,069,024	18,604
	EUR/HUF	03/21/12	5,564,315	207,151
	PLN/EUR	03/21/12	4,122,661	98,763
	SGD/USD	03/21/12	36,556,366	15,833
	TRY/USD	03/21/12	4,030,778	22,778
	USD/EUR	03/21/12	4,103,233	117,303
	USD/INR	01/18/12	28,837,690	1,698,501
	USD/KRW	01/18/12	4,377,587	77,413
	USD/PHP	01/18/12	3,108,761	24,239
	USD/RUB	01/10/12	12,498,501	65,685
	USD/RUB	01/12/12	4,199,401	71,599
	USD/RUB	01/18/12	24,315,225	517,833
	USD/TRY	03/21/12	131,223,594	3,298,695
	USD/TWD	01/18/12	11,571,496	84,104
Citibank NA	CNY/USD	05/09/12	58,864,528	3,598
	RUB/USD	01/18/12	54,027,838	1,052,038
	USD/CLP	01/03/12	6,613,609	9,456
	USD/EUR	03/21/12	4,074,738	30,037
	USD/KRW	01/18/12	4,095,964	15,245
	USD/TWD	01/18/12	18,112,489	95,511
Credit Suisse International (London)	KRW/USD	01/18/12	44,938,924	541,756
Deutsche Bank AG (London)	COP/USD	01/18/12	7,460,808	65,808
	EUR/BGN	11/23/12	29,800,052	887,232
	EUR/HUF	03/21/12	3,859,142	44,628
	MYR/USD	01/18/12	22,780,308	102,308
	TWD/USD	01/18/12	51,497,266	348,337
	USD/CZK	03/21/12	13,619,580	595,446
	USD/INR	01/18/12	13,751,892	722,610
	USD/MXN	03/21/12	8,341,143	93,857
	USD/TWD	01/18/12	6,307,579	10,589
HSBC Bank PLC	BRL/USD	01/18/12	5,250,639	11,929
	CNY/USD	01/18/12	21,028,468	197,468
	CNY/USD	05/09/12	58,475,753	118,235
	COP/USD	01/03/12	4,136,541	10,541
	EUR/CZK	03/21/12	4,025,338	50,696
	EUR/HUF	03/21/12	5,519,858	251,608
	EUR/PLN	03/21/12	3,851,443	60,098
	PLN/EUR	03/21/12	5,801,256	107,560
	TRY/USD	03/21/12	28,233,078	29,281
	USD/BRL	01/18/12	4,707,532	248,468
	USD/COP	01/03/12	4,148,816	16,230
	USD/EUR	03/21/12	66,531,487	407,654
	USD/IDR	01/18/12	4,232,952	38,048
	USD/INR	01/18/12	4,110,644	208,356
	USD/KRW	01/18/12	6,337,304	106,696
	USD/MYR	01/18/12	18,108,387	5,613
	USD/TRY	03/21/12	10,580,752	242,965
	USD/TWD	01/18/12	4,426,054	946
	ZAR/USD	03/22/12	8,738,294	163,332
Merrill Lynch & Co., Inc.	USD/PLN	03/21/12	8,996,282	54,718
Morgan Stanley & Co.	CLP/USD	01/03/12	4,143,925	17,925
	CNY/USD	05/09/12	58,475,753	26,543

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Morgan Stanley & Co. (continued)	EUR/USD	03/21/12	$3,911,541	$716
	USD/KRW	01/18/12	8,716,784	138,216
	USD/MXN	03/21/12	4,964,679	21,321
	USD/MYR	01/18/12	13,417,833	52,167
	USD/RUB	01/18/12	6,289,440	147,560
	ZAR/USD	03/22/12	41,874,676	335,008
Royal Bank of Canada	INR/USD	01/17/12	4,235,914	18,914
	USD/BRL	01/18/12	43,853,358	635,057
	USD/COP	01/18/12	12,873,916	186,157
	USD/KRW	01/18/12	4,359,503	67,497
	USD/RUB	01/18/12	6,013,943	111,057
	USD/TRY	03/21/12	4,092,278	7,722
Royal Bank of Scotland PLC	COP/USD	01/03/12	4,130,156	22,156
	USD/RUB	01/18/12	4,864,254	55,746
	USD/TRY	03/21/12	4,183,925	33,075
UBS AG (London)	COP/USD	01/18/12	2,826,584	7,584
	EUR/HUF	03/21/12	3,994,172	127,194
	EUR/PLN	03/21/12	4,104,564	17,068
	MYR/USD	01/18/12	5,024,605	24,605
	USD/RUB	01/10/12	16,474,972	154,637
	USD/RUB	01/31/12	2,353,860	1,640

TOTAL				$15,617,269

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Barclays Bank PLC	BRL/USD	01/18/12	$4,129,411	$(47,589)
	CNY/USD	03/01/12	23,167,027	(90,973)
	CZK/EUR	03/21/12	3,958,169	(14,859)
	EUR/USD	03/21/12	8,447,375	(56,638)
	HUF/USD	03/21/12	42,526,434	(3,450,690)
	INR/USD	01/18/12	39,263,583	(3,134,355)
	MYR/USD	01/18/12	4,236,349	(35,651)
	RUB/USD	01/10/12	12,498,501	(58,607)
	TRY/USD	03/21/12	9,341,246	(56,174)
	USD/CNY	03/01/12	18,503,171	(83,171)
	USD/CNY	05/09/12	109,809,886	(568,886)
	USD/COP	01/18/12	5,316,788	(8,788)
	USD/IDR	01/18/12	5,496,670	(34,670)
	USD/INR	01/17/12	4,181,985	(81,985)
	USD/MYR	01/18/12	4,195,310	(39,310)
	USD/RUB	01/18/12	11,236,216	(1,216)
	USD/ZAR	03/22/12	3,993,413	(34,413)
Citibank NA	INR/USD	01/18/12	7,436,643	(549,357)
	KRW/USD	01/18/12	8,237,010	(75,990)
	MYR/USD	01/18/12	10,763,722	(151,278)
	RUB/USD	01/23/12	3,913,087	(81,913)
	USD/BRL	01/18/12	4,131,834	(31,834)
	USD/CNY	01/18/12	18,462,700	(194,859)
	USD/CNY	03/01/12	18,500,270	(80,270)
Credit Suisse International (London)	EUR/USD	03/21/12	4,079,919	(23,743)
	MXN/USD	03/21/12	3,907,974	(51,026)
Deutsche Bank AG (London)	CLP/USD	01/03/12	2,469,684	(5,916)
	MXN/USD	03/21/12	106,873,258	(1,411,356)
	USD/CNY	03/01/12	18,875,813	(56,813)
	USD/COP	01/03/12	4,117,881	(17,881)
	USD/MYR	01/18/12	7,465,654	(38,654)
	USD/TWD	01/18/12	9,086,559	(5,559)
HSBC Bank PLC	BRL/USD	01/18/12	4,160,394	(16,606)
	CNY/USD	03/01/12	43,260,215	(152,714)
	COP/USD	01/18/12	4,159,012	(3,661)
	EUR/PLN	03/21/12	5,782,848	(21,743)
	HUF/EUR	03/21/12	1,644,868	(56,297)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

HSBC Bank PLC (continued)	HUF/USD	03/21/12	$4,307,787	$(61,213)
	IDR/USD	01/18/12	23,774,712	(261,268)
	MXN/USD	03/21/12	9,444,812	(93,188)
	TRY/USD	03/21/12	3,966,337	(28,663)
	TWD/USD	01/30/12	7,971,848	(17,152)
	USD/BRL	01/18/12	2,379,990	(1,460)
	USD/COP	01/18/12	2,374,011	(46,011)
	USD/TRY	03/21/12	1,986,265	(23,765)
JPMorgan Securities, Inc.	CNY/USD	03/01/12	48,904,328	(192,039)
Morgan Stanley & Co.	BRL/USD	01/18/12	35,081,509	(1,789,491)
	EUR/PLN	03/21/12	5,796,278	(35,173)
	HUF/USD	03/21/12	856,100	(71,222)
	RUB/USD	01/18/12	4,717,156	(212,844)
	RUB/USD	01/23/12	3,986,978	(34,022)
	TRY/USD	03/21/12	4,081,441	(18,559)
	USD/CNY	03/01/12	18,466,469	(71,469)
Royal Bank of Canada	BRL/USD	01/18/12	4,455,473	(125,528)
	RUB/USD	01/18/12	7,159,062	(286,938)
Royal Bank of Scotland PLC	EUR/PLN	03/21/12	4,199,784	(78,418)
	MYR/USD	01/18/12	99,146,766	(1,345,412)
	TRY/USD	03/21/12	16,383,230	(83,497)
	USD/CNY	05/09/12	66,006,148	(252,085)
UBS AG (London)	RUB/USD	01/10/12	16,474,972	(228,366)
	RUB/USD	01/12/12	3,937,922	(57,078)
	RUB/USD	01/31/12	2,336,793	(18,707)
	USD/BRL	01/18/12	4,130,740	(30,740)

TOTAL				$(16,289,753)

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	MXN	697,520	09/16/13	4.700%	Mexico Interbank TIIE 28 Days	$(338,067)	$—	$(338,067)
		599,230	12/04/13	4.913	Mexico Interbank TIIE 28 Days	(158,158)	(147)	(158,011)
					1 month Brazilian Interbank
Barclays Bank PLC	BRL	1,000	01/02/13	9.910	Deposit Average	(771)	—	(771)
	HUF	6,390,000	09/29/13	6.420	6 month BUBOR	(390,359)	—	(390,359)
	MYR	79,410	11/18/13	2.986	3 month KLIBOR	(24,456)	660	(25,116)
	MXN	55,630	11/28/13	4.760	Mexico Interbank TIIE 28 Days	(25,908)	4	(25,912)
		307,720	12/06/13	4.960	Mexico Interbank TIIE 28 Days	(62,156)	(282)	(61,874)
	TWD	546,000	06/03/16	3 month TWD	1.460%	(341,384)	—	(341,384)
	HUF	351,610	10/04/16	7.020	6 month BUBOR	(36,136)	—	(36,136)
		1,051,500	10/11/16	6.817	6 month BUBOR	$(147,882)	$—	$(147,882)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Barclays Bank PLC (continued)		1,055,770	10/12/16	6.670%	6 month BUBOR	$(176,690)	$—	$(176,690)
		597,910	10/14/16	6.560	6 month BUBOR	(112,102)	—	(112,102)
		1,815,460	10/14/16	6.580	6 month BUBOR	(333,791)	—	(333,791)
		360,430	10/20/16	6.750	6 month BUBOR	(55,290)	—	(55,290)
		861,330	10/21/16	6.680	6 month BUBOR	(142,801)	—	(142,801)
Citibank NA	MXN	615,200	11/19/13	4.810	Mexico Interbank TIIE 28 Days	(238,308)	—	(238,308)
Deutsche Bank Securities, Inc.		521,100	09/09/13	4.570	Mexico Interbank TIIE 28 Days	(331,687)	—	(331,687)
		294,180	11/28/13	4.730	Mexico Interbank TIIE 28 Days	(148,692)	22	(148,714)
		389,580	12/02/13	4.850	Mexico Interbank TIIE 28 Days	(135,580)	(42)	(135,538)
	TWD	670,000	01/28/16	3 month TWD	1.630%	(585,094)	—	(585,094)
	MYR	75,300	12/19/16	3.280	3 month KLIBOR	(68,751)	(80)	(68,671)
HSBC Bank PLC		88,775	12/14/14	3.105	3 month KLIBOR	7,216	188	7,028
					1 month Brazilian Interbank
JPMorgan Securities, Inc.	BRL	415,930	01/02/13	9.830	Deposit Average	(479,712)	—	(479,712)
	MXN	603,410	11/21/13	4.950	Mexico Interbank TIIE 28 Days	(122,437)	—	(122,437)
	MYR	78,550	11/23/13	3.020	3 month KLIBOR	(7,276)	283	(7,559)
	MXN	233,250	12/17/13	5.020	Mexico Interbank TIIE 28 Days	(31,443)	(101)	(31,342)
	MYR	74,775	12/14/14	3.115	3 month KLIBOR	13,004	146	12,858
	TWD	393,000	01/26/21	3 month TWD	2.070	(846,373)	—	(846,373)
	ZAR	460,000	06/27/21	8.060	3 month JIBAR	2,095,232	—	2,095,232
		70,250	09/13/21	7.660	3 month JIBAR	70,482	—	70,482
		125,000	12/20/21	7.760	3 month JIBAR	217,971	(1,813)	219,784
					1 month Brazilian Interbank
Morgan Stanley & Co.	BRL	37,180	01/02/13	9.920	Deposit Average	(26,979)	—	(26,979)
	MXN	98,200	12/26/13	5.130	Mexico Interbank TIIE 28 Days	437	(63)	500

TOTAL						$(2,963,941)	$(1,225)	$(2,962,716)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

					Credit
			Rates		Spread at		Upfront
		Notional	Received		December 31,		Payments
	Referenced	Amount	(Paid) by	Termination	2011 (Basis	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	Points)(a)	Value	by the Fund	Gain (Loss)

Protection Sold:
Barclays Bank PLC	Republic of Hungary 4.75%, 02/03/15	$1,670	1.000%	12/20/16	629	$(357,757)	$(321,034)	$(36,723)
Deutsche Bank Securities, Inc.	Republic of Hungary 4.75%, 02/03/15	3,410	1.000	12/20/16	629	(730,511)	(654,338)	(76,173)

TOTAL						$(1,088,268)	$(975,372)	$(112,896)

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

NON-DELIVERABLE BOND FORWARD CONTRACTS*

	Notional
	Amount		Referenced	Settlement	Unrealized
Counterparty	(000s)		Obligation	Date	Gain (Loss)

Deutsche Bank Securities, Inc.	COP	35,183,000	Titulos de Tesoreia 10.000% 07/24/24	01/17/12	$36,209
		10,972,000	Titulos de Tesoreia 10.000% 07/24/24	01/19/12	24,706

TOTAL					$60,915

* Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,626,012,048

Gross unrealized gain	26,018,129
Gross unrealized loss	(100,533,350)

Net unrealized security loss	$(74,515,221)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 115.2%
Collateralized Mortgage Obligations — 6.2%
Adjustable Rate Non-Agency(a) — 1.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$253,184	2.706%	04/25/35	$226,974
American Home Mortgage Investment Trust Series 2004-3, Class 1A
7,311	0.664	10/25/34	6,432
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
255,109	2.447	04/25/34	202,941
Bear Stearns Alt-A Trust Series 2004-3, Class A1
89,633	0.934	04/25/34	63,849
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,263,162	2.513	07/25/35	789,100
Countrywide Alternative Loan Trust Series 2005-16, Class A1
921,571	1.853	06/25/35	534,149
Countrywide Alternative Loan Trust Series 2005-38, Class A1
260,418	1.708	09/25/35	149,587
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
295,223	2.667	02/19/34	244,255
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
345,850	2.716	11/20/34	261,980
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
626,516	0.555	10/20/45	380,849
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
379,011	0.525	01/19/36	207,611
Impac CMB Trust Series 2004-08, Class 1A
100,007	1.014	10/25/34	58,203
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
1,081,686	2.787	07/25/35	843,691
Master Adjustable Rate Mortgages Trust Series 2007-1, Class I2A3
1,216,861	0.940	01/25/47	470,595
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,148,760	2.507	10/25/34	845,806
Mortgage IT Trust Series 2005-5, Class A1
862,261	0.554	12/25/35	535,804
Sequoia Mortgage Trust Series 2004-09, Class A2
390,965	1.148	10/20/34	296,192
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
223,071	2.444	09/25/34	181,817
Structured Adjustable Rate Mortgage Loan Trust Series 2004-19, Class 2A2
123,101	2.556	01/25/35	78,598
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
506,045	2.505	05/25/34	447,656

			6,826,089

Interest Only(b) — 0.3%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
11,251	5.500	06/25/33	652
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
58,201	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
30,551	5.250	07/25/33	2,971
FHLMC REMIC Series 3743, Class SA(a)
4,327,559	5.122	10/15/40	594,164

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — (continued)
FHLMC STRIPS Series 256, Class 56
$5,327,630	4.500%	05/15/23	$430,202
FNMA REMIC Series 2004-47, Class EI(a)(c)
562,866	0.000	06/25/34	2,371
FNMA REMIC Series 2004-62, Class DI(a)(c)
220,284	0.000	07/25/33	651
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
26,192	0.123	08/25/33	120
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
7,783	0.320	07/25/33	64

			1,031,195

Inverse Floaters(a) — 0.0%
GNMA Series 2001-48, Class SA
12,991	25.569	10/16/31	20,886
GNMA Series 2001-51, Class SB
12,738	25.569	10/16/31	21,045

			41,931

Planned Amortization Class — 1.6%
FHLMC REMIC Series 3748
1,000,000	4.000	11/15/39	1,071,646
FNMA REMIC Series 2003-88, Class TH
5,000,000	4.500	09/25/18	5,318,378

			6,390,024

Regular Floater(a)(c) — 0.0%
FHLMC REMIC Series 3038, Class XA
2,559	0.000	09/15/35	2,550

Sequential Fixed Rate — 2.6%
FHLMC REMIC Series 2042, Class N
331,873	6.500	03/15/28	374,541
FHLMC REMIC Series 2590, Class NV
1,000,000	5.000	03/15/18	1,072,120
FHLMC REMIC Series 2770, Class TW
7,300,000	4.500	03/15/19	7,953,335
FHLMC REMIC Series 2844, Class BY
108,515	4.000	06/15/18	109,960
FNMA REMIC Series 2000-16, Class ZG
509,265	8.500	06/25/30	586,571

			10,096,527

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$24,388,316

Commercial Mortgage-Backed Securities — 5.7%
Sequential Fixed Rate — 1.9%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP6, Class A2
1,335,907	6.460	10/15/36	1,339,822
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4
1,750,000	5.431	10/15/49	1,943,594
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,640,000	5.156	02/15/31	3,994,511

			7,277,927

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Floating Rate(a) — 3.8%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
$5,000,000	5.193%	09/10/47	$5,542,149
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4
3,750,000	5.335	08/12/37	4,093,142
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP1, Class A4
2,000,000	5.038	03/15/46	2,173,223
Morgan Stanley Capital I Series 2006-HQ9, Class A4
2,769,000	5.731	07/12/44	3,048,836

			14,857,350

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$22,135,277

Federal Agencies — 103.3%
Adjustable Rate FHLMC(a) — 0.3%
216,777	2.500	04/01/33	226,729
93,232	2.366	09/01/33	97,479
41,015	2.304	10/01/34	42,669
80,122	2.496	11/01/34	83,827
79,441	2.493	02/01/35	83,706
282,546	2.482	06/01/35	295,608
288,076	2.477	08/01/35	301,419

			1,131,437

Adjustable Rate FNMA(a) — 0.7%
8,669	2.600	07/01/22	8,909
23,138	2.526	07/01/27	23,945
39,126	2.526	11/01/27	40,481
7,800	2.526	01/01/31	8,109
9,253	2.526	06/01/32	9,623
22,651	2.600	08/01/32	23,516
63,717	2.600	05/01/33	66,207
30,635	1.830	06/01/33	31,897
350,630	2.519	06/01/33	367,368
24,949	2.435	07/01/33	26,263
343,855	2.566	08/01/33	356,207
3,267	2.625	09/01/33	3,480
1,370	2.324	12/01/33	1,403
189,959	2.512	12/01/33	202,306
7,788	2.501	04/01/34	8,165
472,318	2.730	08/01/34	500,186
94,597	2.525	11/01/34	100,094
138,163	2.413	02/01/35	144,335
222,522	2.370	03/01/35	233,635
90,097	2.685	04/01/35	95,954
143,075	2.617	05/01/35	152,375
19,815	2.526	11/01/35	20,508
104,924	2.526	12/01/37	108,631
48,480	2.526	01/01/38	50,205
45,121	2.526	11/01/40	46,899

			2,630,701

Adjustable Rate GNMA(a) — 0.6%
50,054	2.375	06/20/23	51,265
24,500	1.625	07/20/23	25,032
25,633	1.625	08/20/23	26,193
65,665	1.625	09/20/23	67,105
19,140	2.375	03/20/24	19,587
164,211	2.375	04/20/24	168,418
20,039	2.375	05/20/24	20,547
171,449	2.375	06/20/24	176,292
46,361	1.625	07/20/24	47,424

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$48,322	2.000%	07/20/24	$50,143
86,628	1.625	08/20/24	88,623
44,110	2.000	08/20/24	45,842
41,271	1.625	09/20/24	42,225
49,428	2.125	11/20/24	51,322
18,775	2.125	12/20/24	19,498
26,276	2.500	12/20/24	27,795
32,422	2.375	01/20/25	33,687
16,702	2.375	02/20/25	17,357
58,613	2.375	05/20/25	60,993
45,995	2.000	07/20/25	47,817
22,683	2.375	02/20/26	23,263
1,231	1.625	07/20/26	1,262
62,349	2.375	01/20/27	64,534
22,591	2.375	02/20/27	23,191
172,285	2.375	04/20/27	177,198
19,526	2.375	05/20/27	20,085
18,493	2.375	06/20/27	19,044
6,830	2.125	11/20/27	7,011
27,443	2.125	12/20/27	28,172
55,000	2.375	01/20/28	56,507
19,051	2.250	02/20/28	19,582
19,999	2.375	03/20/28	20,550
105,485	1.625	07/20/29	108,427
45,510	1.625	08/20/29	46,843
13,219	1.625	09/20/29	13,608
53,688	2.125	10/20/29	55,197
61,676	2.125	11/20/29	63,412
15,690	2.125	12/20/29	16,132
20,093	2.250	01/20/30	20,675
11,226	2.250	02/20/30	11,552
49,698	2.250	03/20/30	51,209
59,452	2.375	04/20/30	61,299
158,726	2.375	05/20/30	164,768
13,818	2.375	06/20/30	14,268
131,443	2.000	07/20/30	137,346
25,237	2.000	09/20/30	26,489
48,402	1.875	10/20/30	49,869
203,932	1.750	12/20/34	209,839

			2,598,497

FHLMC — 23.7%
10,211	6.000	12/01/14	10,538
13,313	6.000	03/01/16	14,354
1,133	5.000	09/01/16	1,213
13,682	5.000	11/01/16	14,659
41,075	5.000	01/01/17	44,010
72,937	5.000	02/01/17	78,061
60,237	5.000	03/01/17	64,469
114,856	5.000	04/01/17	122,928
2,717	5.000	05/01/17	2,908
2,155	5.000	08/01/17	2,306
310,258	5.000	09/01/17	332,063
349,487	5.000	10/01/17	374,049
196,685	5.000	11/01/17	210,507
198,938	5.000	12/01/17	212,919
247,334	5.000	01/01/18	265,066
592,234	5.000	02/01/18	634,922
569,509	5.000	03/01/18	610,681
478,064	5.000	04/01/18	512,722
53,912	4.500	05/01/18	57,413
348,006	5.000	05/01/18	373,267
89,864	5.000	06/01/18	96,308
86,885	5.000	07/01/18	93,085
48,382	5.000	08/01/18	51,854

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$30,150	5.000%	09/01/18	$32,347
105,828	5.000	10/01/18	113,563
123,303	5.000	11/01/18	132,332
61,057	5.000	12/01/18	65,509
10,173	5.000	01/01/19	10,914
3,988	5.000	02/01/19	4,289
349,958	5.500	04/01/20	379,152
1,287,034	4.500	08/01/23	1,383,313
109,757	7.000	04/01/31	123,828
1,587,739	7.000	09/01/31	1,790,940
542,766	7.000	04/01/32	611,286
1,273,491	7.000	05/01/32	1,434,257
683,175	6.000	05/01/33	760,886
36,738	5.500	12/01/33	39,923
554,201	5.000	12/01/35	601,221
483,687	5.500	01/01/36	526,066
1,233	5.500	02/01/36	1,341
23,910	5.000	02/01/37	25,983
12,414	6.000	04/01/37	13,718
3,365	6.000	07/01/37	3,720
148,208	6.000	09/01/37	163,822
3,117,926	5.500	01/01/38	3,385,011
4,224,751	5.500	02/01/38	4,589,767
6,513,787	5.500	03/01/38	7,071,766
4,692,341	5.500	04/01/38	5,094,948
56,733	6.000	07/01/38	62,887
4,660,471	5.500	08/01/38	5,059,693
1,330,814	5.500	10/01/38	1,443,867
705,998	5.500	12/01/38	765,973
153,831	6.000	12/01/38	170,518
77,328	6.000	01/01/39	85,861
156,639	5.500	02/01/39	169,945
3,046,562	4.500	05/01/39	3,283,147
23,762	4.500	07/01/39	25,180
9,215	4.500	08/01/39	9,765
7,742,139	4.500	09/01/39	8,347,730
1,856,493	4.500	10/01/39	2,007,374
865,609	4.500	11/01/39	917,266
2,712,087	4.500	12/01/39	2,873,936
107,890	4.500	01/01/40	114,327
2,732,211	5.500	01/01/40	2,964,314
133,208	4.500	04/01/40	141,447
21,334	4.500	05/01/40	22,654
38,183	4.500	06/01/40	40,545
317,409	4.500	07/01/40	337,041
31,001	4.000	08/01/40	32,561
85,852	4.000	09/01/40	90,172
31,406	3.500	10/01/40	32,338
344,634	3.500	11/01/40	354,882
124,390	4.000	11/01/40	130,650
132,492	3.500	12/01/40	136,449
1,865,261	4.000	12/01/40	1,959,127
16,643	4.500	12/01/40	17,673
70,175	3.500	02/01/41	72,255
953,717	4.000	02/01/41	1,011,946
19,131	4.500	02/01/41	20,355
668,866	4.000	03/01/41	709,702
26,136	4.500	03/01/41	27,809
71,329	4.500	04/01/41	75,893
49,849	4.500	05/01/41	53,038
261,450	4.500	06/01/41	278,181
817,768	4.500	07/01/41	873,862
13,057,991	4.500	08/01/41	13,897,387
41,466	4.500	09/01/41	44,119
2,988,781	4.000	10/01/41	3,152,582
25,230	4.500	10/01/41	26,844

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$2,988,160	4.000%	11/01/41	$3,139,044
5,000,000	5.000	TBA — 30yr(d)	5,375,000

			92,895,543

FNMA — 70.6%
1,905	5.500	04/01/16	2,066
2,366	5.500	08/01/16	2,566
28,101	5.500	11/01/16	30,475
22,028	5.500	12/01/16	23,889
31,334	5.500	01/01/17	33,981
2,433	5.500	05/01/17	2,643
11,389	5.500	07/01/17	12,368
1,857	5.500	09/01/17	2,017
22,084	5.500	01/01/18	23,981
18,047	5.500	02/01/18	19,598
2,499	6.000	02/01/18	2,753
887,235	2.800	03/01/18	924,956
532,987	5.000	03/01/18	573,087
34,910	5.500	04/01/18	37,915
2,530,000	3.840	05/01/18	2,740,890
8,592	5.500	05/01/18	9,331
26,704	6.000	05/01/18	29,417
693,743	5.000	06/01/18	745,936
1,509,311	4.000	08/01/18	1,603,233
35,277	5.000	09/01/18	37,931
146,474	6.000	11/01/18	161,357
144,826	7.000	11/01/18	158,077
1,333,474	4.500	12/01/18	1,426,738
264,070	6.000	12/01/18	290,898
219,377	6.000	01/01/19	241,665
5,574	5.500	02/01/19	6,070
26,256	5.500	04/01/19	28,596
72,683	6.000	04/01/19	80,067
5,805	5.500	05/01/19	6,317
15,397	6.000	05/01/19	16,962
35,346	5.500	07/01/19	38,496
87,456	5.500	08/01/19	95,250
41,202	5.500	09/01/19	44,874
93,899	5.500	10/01/19	102,268
36,175	5.500	11/01/19	39,399
25,039	5.500	12/01/19	27,271
153,354	5.500	02/01/20	167,021
697,726	4.500	03/01/20	746,525
889,866	3.416	10/01/20	942,949
42,307	5.500	01/01/21	46,077
3,669,044	4.377	04/01/21	4,067,390
62,789	7.000	09/01/21	71,995
186,220	7.000	06/01/22	214,364
78,381	7.000	07/01/22	90,247
20,741	4.500	04/01/23	22,092
1,976	7.000	01/01/29	2,291
397	5.500	04/01/29	436
3,243	7.000	09/01/29	3,758
1,456	7.000	02/01/30	1,688
34,612	7.000	08/01/31	39,072
2,237	7.000	03/01/32	2,587
2,489	7.000	04/01/32	2,879
3,096	7.000	05/01/32	3,581
7,897	7.000	06/01/32	9,135
2,799	7.000	07/01/32	3,238
108,670	6.000	01/01/33	121,014
4,884	6.000	02/01/33	5,439
575,867	5.500	04/01/33	627,312
88,319	6.000	06/01/33	98,347

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$29,996	6.000%	07/01/33	$33,434
113,274	5.000	08/01/33	122,352
6,441	5.000	09/01/33	6,959
14,284	5.500	09/01/33	15,558
69,236	6.000	09/01/33	77,144
13,931	6.000	10/01/33	15,522
6,853	5.000	11/01/33	7,404
7,042	5.000	01/01/34	7,609
100,905	5.500	02/01/34	109,905
21,445	5.500	03/01/34	23,357
29,139	5.500	04/01/34	31,737
483	5.500	06/01/34	527
117,115	5.500	07/01/34	127,613
21,870	5.500	08/01/34	23,820
58,466	5.500	10/01/34	63,754
51,670	6.000	11/01/34	57,265
654,138	5.500	12/01/34	713,292
1,140,665	6.000	12/01/34	1,264,176
6,571	5.000	03/01/35	7,097
15,998	5.000	04/01/35	17,279
656,990	6.000	04/01/35	731,968
18,438	5.500	06/01/35	20,109
19,278,102	5.000	07/01/35	20,830,015
44,398	5.500	07/01/35	48,421
52,970	5.000	08/01/35	57,214
30,664	5.500	08/01/35	33,444
88,573	5.000	09/01/35	95,669
24,906	5.500	09/01/35	27,178
31,427	5.000	10/01/35	33,945
375,562	6.000	10/01/35	415,294
29,645	5.000	11/01/35	32,020
10,808	5.500	12/01/35	11,794
9,872	6.000	12/01/35	10,904
528	5.500	02/01/36	576
24,198	5.500	04/01/36	26,405
13,359	6.000	04/01/36	14,751
73,722	6.000	05/01/36	81,210
18,237	5.000	07/01/36	19,698
265,868	6.000	11/01/36	292,873
226,283	6.000	01/01/37	249,268
19,829	5.500	02/01/37	21,616
1,564,571	6.000	03/01/37	1,723,491
63,705	5.500	04/01/37	69,484
4,401	5.500	05/01/37	4,797
176,635	5.000	06/01/37	191,780
1,809	5.500	06/01/37	1,973
217,021	6.000	06/01/37	239,059
32,652	5.500	07/01/37	35,615
6,756	5.500	08/01/37	7,369
333,615	6.500	10/01/37	372,358
803	5.500	12/01/37	876
231,934	6.000	12/01/37	255,643
8,374,870	5.500	01/01/38	9,117,117
2,638,412	5.500	02/01/38	2,871,441
27,402	5.500	03/01/38	29,914
105,807	5.500	04/01/38	115,487
6,009,504	5.500	05/01/38	6,540,375
412,224	6.000	05/01/38	454,016
9,828,344	5.500	06/01/38	10,698,466
1,637,472	5.500	07/01/38	1,782,121
6,888	5.500	08/01/38	7,521
4,368	5.500	09/01/38	4,773
198,486	6.000	10/01/38	218,714
1,881,744	6.000	11/01/38	2,072,828
2,532	5.500	12/01/38	2,767

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$10,220	4.000%	01/01/39	$10,736
1,631,990	5.000	01/01/39	1,773,706
1,129,940	6.500	01/01/39	1,265,542
4,028	4.000	02/01/39	4,232
33,264	5.500	02/01/39	36,386
61,915	4.500	07/01/39	67,149
302,892	5.000	07/01/39	327,849
26,892	4.500	08/01/39	29,165
247,847	5.500	08/01/39	271,090
87,367	4.500	09/01/39	94,752
383,107	6.000	09/01/39	422,010
677,646	4.500	10/01/39	734,929
303,107	6.000	10/01/39	334,091
435,459	4.500	11/01/39	472,269
26,656	4.500	12/01/39	28,909
55,818	4.500	01/01/40	60,535
90,690	4.500	09/01/40	96,854
954,842	5.000	09/01/40	1,032,606
8,059,476	4.000	10/01/40	8,473,987
544,249	4.500	10/01/40	581,242
7,322,450	4.500	12/01/40	7,798,175
3,271,413	4.000	01/01/41	3,439,666
1,249,568	4.500	01/01/41	1,332,576
6,825,194	4.000	02/01/41	7,176,224
1,928,275	4.500	02/01/41	2,056,494
2,826,632	5.000	02/01/41	3,070,910
2,912,609	5.500	02/01/41	3,169,849
3,778,821	4.000	04/01/41	3,971,087
400,032	4.500	04/01/41	427,040
2,073,043	5.000	04/01/41	2,247,559
2,434,584	5.000	05/01/41	2,635,184
352,942	5.000	06/01/41	382,023
1,323,219	4.500	07/01/41	1,410,058
16,726,973	4.500	08/01/41	17,857,893
2,646,914	4.500	09/01/41	2,819,398
7,066,338	4.000	10/01/41	7,434,140
831,217	4.500	10/01/41	886,083
16,336,922	5.000	10/01/41	17,787,953
8,077,049	4.000	11/01/41	8,504,305
872,540	4.000	12/01/41	917,956
55,000,000	3.000	TBA — 15yr(d)	56,796,091
4,000,000	3.500	TBA — 15yr(d)	4,182,500
21,000,000	3.500	TBA — 30yr(d)	21,600,470
3,000,000	6.500	TBA — 30yr(d)	3,338,672

			276,871,281

GNMA — 7.4%
252,172	5.500	07/15/20	273,393
373,056	3.950	07/15/25	399,451
2,901	6.000	03/15/26	3,299
17,704	6.000	04/15/26	20,144
829,764	4.500	05/15/39	913,388
1,825,619	4.500	06/15/39	2,011,889
860,819	4.500	07/15/39	948,650
87,307	4.500	10/15/39	96,215
2,000,000	3.500	TBA — 30yr(d)	2,088,906

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$21,000,000	4.000%	TBA — 30yr(d)	$22,524,140

			29,279,475

TOTAL FEDERAL AGENCIES			$405,406,934

TOTAL MORTGAGE-BACKED OBLIGATIONS			$451,930,527

Agency Debentures — 0.5%
FHLMC
$1,900,000	0.700%	11/04/13	$1,896,709

Asset-Backed Securities — 4.2%
Home Equity — 0.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(e)
$570,000	1.544%	10/25/37	$422,032
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(e)
1,100,000	1.744	10/25/37	447,417
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
13,873	0.538	10/15/28	13,127
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
76,196	0.538	06/15/29	68,791
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
50,274	0.498	12/15/29	38,741
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
478,466	0.568	02/15/34	288,021
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
50,938	0.568	12/15/33	36,783
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
192,201	0.558	02/15/34	121,097
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
298,991	0.518	04/15/35	166,823
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
342,154	7.000	09/25/37	244,218
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
449,377	7.000	09/25/37	314,581
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
197,979	0.774	03/25/34	118,866

			2,280,497

Student Loan(a) — 3.6%
Access Group, Inc. Series 2005-2, Class A1
8	0.588	08/22/17	8
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
1,291,103	0.684	09/25/23	1,274,829
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
2,693,208	0.734	06/27/22	2,654,972
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
1,298,750	0.654	12/26/18	1,289,802
College Loan Corp. Trust Series 2004-1, Class A3
1,430,186	0.578	04/25/21	1,424,740
Education Funding Capital Trust I Series 2004-1, Class A2
565,843	0.706	12/15/22	558,707
GCO Education Loan Funding Trust Series 2006-1, Class A10L
100,000	0.696	02/27/28	85,049
GCO Education Loan Funding Trust Series 2006-1, Class A11L
300,000	0.736	05/25/36	243,477
Goal Capital Funding Trust Series 2010-1, Class A(e)
690,776	1.206	08/25/48	645,378

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(a) — (continued)
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
$542,552	1.456%	02/25/42	$523,824
Louisiana Public Facilities Authority Series 2011-A, Class A3(f)
1,200,000	1.368	04/25/35	1,111,416
Northstar Education Finance, Inc. Series 2004-1, Class A4
2,000,000	0.615	04/29/19	1,978,222
Northstar Education Finance, Inc. Series 2005-1, Class A1
209,891	0.525	10/28/26	207,707
SLM Student Loan Trust Series 2003-10A, Class A1D(c)(e)
300,000	0.000	12/15/16	299,906
SLM Student Loan Trust Series 2003-10A, Class A1E(c)(e)
300,000	0.000	12/15/16	299,906
South Carolina Student Loan Corp. Series 2005, Class A2
1,500,000	0.647	12/01/20	1,423,682
US Education Loan Trust LLC Series 2006-1, Class A2(e)
248,933	0.657	03/01/25	243,639

			14,265,264

TOTAL ASSET-BACKED SECURITIES			$16,545,761

U.S. Treasury Obligations — 4.4%
United States Treasury Inflation Protected Securities
$2,140,946	3.000%	07/15/12	$2,188,454
United States Treasury Notes
1,800,000	0.625	04/30/13	1,810,530
2,100,000	0.500	05/31/13	2,108,904
1,300,000	0.375	06/30/13	1,303,185
7,600,000	0.250	11/30/13	7,600,912
1,500,000	2.125	08/15/21	1,538,370
800,000	2.000 (g)	11/15/21	809,064

TOTAL U.S. TREASURY OBLIGATIONS			$17,359,419

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$487,732,416

Short-term Investment(h) — 5.0%
Repurchase Agreement — 5.0%
Joint Repurchase Agreement Account II
$19,600,000	0.042%	01/03/12	$19,600,000

TOTAL INVESTMENTS — 129.3%			$507,332,416

LIABILITIES IN EXCESS OF OTHER ASSETS — (29.3)%			(114,978,294)

NET ASSETS — 100.0%			$392,354,122

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $115,905,779 which represents approximately 29.5% of net assets as of December 31, 2011.

(e) Exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $2,358,278, which represents approximately 0.6% of net assets as of December 31, 2011.

(f) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(h) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(d)	Date	Amount	Value

FHLMC	4.000%	TBA — 30yr	01/12/12	$(1,000,000)	$(1,048,594)
FHLMC	4.500	TBA — 30yr	01/12/12	(8,000,000)	(8,480,625)
FHLMC	5.500	TBA — 30yr	01/12/12	(24,000,000)	(26,025,000)
FNMA	4.000	TBA — 30yr	01/12/12	(2,000,000)	(2,100,625)
FNMA	4.500	TBA — 30yr	01/12/12	(12,000,000)	(12,771,563)
FNMA	5.000	TBA — 30yr	01/12/12	(11,000,000)	(11,885,157)
FNMA	5.500	TBA — 30yr	01/12/12	(13,000,000)	(14,155,780)
FNMA	6.000	TBA — 30yr	01/12/12	(5,000,000)	(5,505,469)
FNMA	5.000	TBA — 30yr	02/13/12	(5,000,000)	(5,391,797)
FNMA	5.500	TBA — 30yr	02/13/12	(14,000,000)	(15,215,156)

TOTAL (Proceeds Receivable: $102,037,852)					$(102,579,766)

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	8	March 2012	$1,987,100	$(2,416)
Eurodollars	8	June 2012	1,985,900	(3,182)
Eurodollars	8	September 2012	1,985,300	(2,918)
Eurodollars	8	December 2012	1,984,900	(1,518)
Eurodollars	8	March 2013	1,985,000	582
Eurodollars	(9)	June 2013	(2,232,787)	4,142
Ultra Long U.S. Treasury Bonds	4	March 2012	640,750	11,900
2 Year U.S. Treasury Notes	1	March 2012	220,547	76
5 Year U.S. Treasury Notes	(23)	March 2012	(2,834,930)	(2,652)
10 Year U.S. Treasury Notes	(41)	March 2012	(5,376,125)	(45,365)
30 Year U.S. Treasury Bonds	6	March 2012	868,875	(1,697)

TOTAL				$(43,048)

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$10,100	06/20/19	3 month LIBOR	2.000%	$(137,458)	$(93,167)	$(44,291)
Citibank NA	19,600	09/30/13	0.500%	3 month LIBOR	(73,460)	(56,837)	(16,623)
Deutsche Bank Securities, Inc.	19,600	09/30/13	3 month LIBOR	0.500	73,460	82,643	(9,183)
	2,000	06/20/17	3 month LIBOR	1.750	(33,652)	(27,011)	(6,641)
	2,900	10/14/19	2.945	3 month LIBOR	81,006	—	81,006
	2,900	11/25/19	2.539	3 month LIBOR	20,974	—	20,974
	2,900	12/06/19	2.785	3 month LIBOR	52,120	—	52,120
	4,000	06/20/22	2.500	3 month LIBOR	125,563	129,277	(3,714)

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Deutsche Bank Securities,	$13,500	06/20/22	3 month LIBOR	2.500%	$(423,775)	$(205,639)	$(218,136)
Inc. (continued)	1,200	10/14/29	3 month LIBOR	3.319	(67,149)	—	(67,149)
	1,200	11/25/29	3 month LIBOR	2.910	(5,851)	—	(5,851)
	1,200	12/06/29	3 month LIBOR	3.152	(39,932)	—	(39,932)
	2,400	06/20/32	3 month LIBOR	2.750	(68,071)	1,232	(69,303)
JPMorgan Securities, Inc.	3,400	06/20/17	3 month LIBOR	1.750	(57,208)	(48,953)	(8,255)
	5,200	06/20/22	2.500%	3 month LIBOR	163,232	152,612	10,620
	8,100	06/20/22	3 month LIBOR	2.500	(254,265)	(158,977)	(95,288)
	2,500	06/20/27	2.750	3 month LIBOR	88,492	44,758	43,734
	3,000	06/20/42	3 month LIBOR	2.750	(63,325)	(27,255)	(36,070)

TOTAL					$(619,299)	$(207,317)	$(411,982)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2011.

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$10,000	$(108,875)

Contracts Written	257,800	(5,035,341)
Contracts Bought to Close	(243,800)	4,938,771
Contracts Expired	(24,000)	205,445

Contracts Outstanding December 31, 2011	$—	$—

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$503,513,049

Gross unrealized gain	9,064,447
Gross unrealized loss	(5,245,080)

Net unrealized security gain	$3,819,367

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of December 31, 2011:
EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$455,428,092	$—
Foreign Debt Obligations	—	8,659,589	—
Corporate Obligations	—	116,517,362	—
Structured Notes	—	10,816,328	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	19,902,388	—	—
Short-term Investments	—	59,500,000	—

Total	$19,902,388	$650,921,371	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$1,589,077	$—
Futures Contracts*	529,570	—	—
Interest Rate Swap Contracts*	—	651	—
Non-Deliverable Bond Forward Contracts*	—	11,186	—

Total	$529,570	$1,600,914	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(1,431,298)	$—
Futures Contracts*	(322,649)	—	—
Interest Rate Swap Contracts*	—	(366,281)	—

Total	$(322,649)	$(1,797,579)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$4,508,544,227	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	99,395,913	—	—
Senior Term Loans	—	35,469,869	—
Common Stock and/or Other Equity Investments	2,272,713	6,591,145	40
Short-term Investments	—	452,600,000	—

Total	$101,668,626	$5,003,205,241	$40

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$11,264,849	$—
Credit Default Swap Contracts*	—	1,827,429	—

Total	—	13,092,278	—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(544,154)	$—
Credit Default Swap Contracts*	—	(166,436)	—

Total	—	(710,590)	—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a reconciliation of Level 3 investments for the period ended December 31, 2011:

	Common Stock and/or
	Other Equity	Fixed Income
	Investments	Corporate Bonds

Beginning Balance as of April 1, 2011	$77	$—
Realized gain (loss)	876,034	—
Unrealized gain (loss) relating to instruments still held at reporting date	(22)	(951,897)
Purchases	—	—
Sales	(876,034)	—
Transfers into Level 3	—	951,897
Transfers out of Level 3	(15)	—

Ending Balance as of December 31, 2011	$40	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$55,785,974	$—
Senior Term Loans	—	464,989,199	—
Short-term Investments	—	55,700,000	—

Total	$—	$576,475,173	$—

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$426,001,679	$—
Mortgage-Backed Obligations	—	10,705,826	—
Asset-Backed Securities	—	3,433,991	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	53,953,403	594,191	—
Foreign Debt Obligations	—	17,393,971	—
Municipal Debt Obligations	—	14,341,338	—
Short-term Investments	—	5,000,000	—

Total	$53,953,403	$477,470,996	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts*	$609,116	$—	$—
Interest Rate Swap Contracts*	—	358,633	—
Credit Default Swap Contracts*	—	342,636	—

Total	$609,116	$701,269	$—

Liabilities
Futures Contracts*	$(3,271)	$—	$—
Interest Rate Swap Contracts*	—	(382,896)	—
Credit Default Swap Contracts*	—	(730,162)	—

Total	$(3,271)	$(1,113,058)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$987,971,961	$—
Structured Notes	—	185,073,384	—
Corporate Obligations	—	155,351,482	—
Short-term Investments	—	223,100,000	—

Total	$—	$1,551,496,827	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$15,617,269	$—
Interest Rate Swap Contracts*	—	2,405,884	—
Non-Deliverable Bond Forward Contracts*	—	60,915	—

Total	$—	$18,084,068	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(16,289,753)	$—
Interest Rate Swap Contracts*	—	(5,368,600)	—
Credit Default Swap Contracts*	—	(112,896)	—

Total	$—	$(21,771,249)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$451,930,527	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	17,359,419	1,896,709	—
Asset-Backed Securities	—	16,545,761	—
Short-term Investments	—	19,600,000	—

Total	$17,359,419	$489,972,997	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(102,579,766)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts*	$16,700	$—	$—
Interest Rate Swap Contracts*	—	208,454	—

Total	$16,700	$208,454	$—

Liabilities
Futures Contracts*	$(59,748)	$—	$—
Interest Rate Swap Contracts*	—	(620,436)	—

Total	$(59,748)	$(620,436)	$—

* Amount shown represents unrealized gain (loss) at period end.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended December 31, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following tables set forth, by certain risk types, the gross value of these derivative contracts for trading activities as of December 31, 2011. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.
Emerging Markets Debt

Risk	Assets	Liabilities

Interest rate	$541,407	$(688,930)

Currency	1,589,077	(1,431,298)

Total	$2,130,484	$(2,120,228)

High Yield

Risk	Assets	Liabilities

Credit	$1,827,429	$(166,436)

Currency	11,264,849	(544,154)

Total	$13,092,278	$(710,590)

Investment Grade Credit

Risk	Assets	Liabilities

Interest rate	$967,749	$(386,167)

Credit	342,636	(730,162)

Total	$1,310,385	$(1,116,329)

Local Emerging Markets Debt

Risk	Assets	Liabilities

Interest rate	$2,466,799	$(5,368,600)

Credit	—	(112,896)

Currency	15,617,269	(16,289,753)

Total	$18,084,068	$(21,771,249)

U.S. Mortgages

Risk	Assets	Liabilities

Interest rate	$225,154	$(680,184)

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within realized gain (loss) on foreign currency transactions.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis, and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk, and the overall risk at the portfolio level may be mitigated by any applicable related and offsetting transactions. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Non-Deliverable Bond Forwards — The Emerging Markets Debt and Local Emerging Markets Debt Funds may invest in non-deliverable bond forwards. A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked to market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by the Funds on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract. The use of these instruments involves market risk, currency risk and counterparty risk. These instruments may be illiquid, and changes in their value may not directly correlate with changes in the value of the underlying bonds. These risks may decrease the effectiveness of the Funds’ strategies and result in losses. The Funds must set aside liquid assets or engage in other appropriate measures to cover their obligations under these contracts.
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Mortgage-Backed and Asset-Backed Securities — The High Yield, Investment Grade Credit and U.S. Mortgages Funds may invest in mortgage-backed securities, and each Fund, except the High Yield Floating Rate Fund, may invest in asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Mortgage Dollar Rolls — The Investment Grade Credit and U.S. Mortgages Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2011, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 3, 2012, as follows:

			Collateral
	Principal	Maturity	Allocation
Fund	Amount	Value	Value

Emerging Markets Debt	$59,500,000	$59,500,280	$60,827,073

High Yield	452,600,000	452,602,132	462,694,680

High Yield Floating Rate	55,700,000	55,700,262	56,942,319

Investment Grade Credit	5,000,000	5,000,024	5,111,519

Local Emerging Markets Debt	223,100,000	223,101,051	228,075,968

U.S. Mortgages	19,600,000	19,600,092	20,037,154

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS — At December 31, 2011, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

				High		Local
		Emerging		Yield	Investment	Emerging
	Interest	Markets	High	Floating	Grade	Markets	U.S.
Counterparty	Rate	Debt	Yield	Rate	Credit	Debt	Mortgages

BNP Paribas Securities Co.	0.060%	$13,180,075	$100,257,172	$12,338,322	$1,107,569	$49,419,742	$4,341,671

Credit Suisse Securities LLC	0.020	14,948,133	113,706,305	13,993,463	1,256,146	56,049,219	4,924,091

JPMorgan Securities LLC	0.040	13,691,204	104,145,194	12,816,808	1,150,521	51,336,263	4,510,044

Wells Fargo Securities LLC	0.050	17,680,588	134,491,329	16,551,407	1,485,764	66,294,776	5,824,194

TOTAL		$59,500,000	$452,600,000	$55,700,000	$5,000,000	$223,100,000	$19,600,000

At December 31, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	3.500 to 5.000%	02/01/25 to 01/01/42

Federal National Mortgage Association	3.000 to 7.500	04/01/13 to 11/01/51

Government National Mortgage Association	3.500 to 5.500	12/15/26 to 12/20/41

U.S. Treasury Notes	0.125 to 5.125	12/31/11 to 08/15/20

Senior Term Loans — All Funds (except U.S. Mortgages Fund) may invest in Senior Term Loans, which are not registered securities under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior Term Loans are portions of loans originated by banks and sold in pieces to investors, typically on an extended settlement basis. These floating rate loans (“Loans”) in which a Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in a Fund having a contractual relationship only with the Lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which they have purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Term Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain or loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, issuer, liquidity and interest rate risks.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.
Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 27, 2012

* Print the name and title of each signing officer under his or her signature.